UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons Maitland, FL	32751
(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2006

Date of reporting period: 6/30/2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	The Semi-annual Report to Shareholders for the period ended June 30, 2006 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”) C17 CFR 270.30e-1 is filed herewith.

Semi-Annual Report

June 30, 2006
(UNAUDITED)

Timothy Plan Family of Funds:
Small-Cap Value Fund
Large/Mid-Cap Value Fund
Fixed-Income Fund
Aggressive Growth Fund
Large/Mid-Cap Growth Fund
Strategic Growth Fund
Conservative Growth Fund
Money Market Fund
Patriot Fund

LETTER FROM THE PRESIDENT

June 30, 2006

ARTHUR D. ALLY

Dear Timothy Plan Shareholder:

As I write this, our world seems full of turmoil and conflict. In spite of that, I am pleased to report that neither the markets nor our funds have performed too badly during the first half of 2006 as you can see from this semi-annual report.

Actually, I could make that same statement about the past 30 years. In fact, I would like to share an historical perspective with you: Over the 30 year period (January 1, 1976 thru December 31, 2005) the market, as measured by the S&P 500 Stock Index (an unmanaged index in which an investor cannot invest), experienced the following results1:

•	Decreased by over 20% in only one of those years,

•	Decreased by less than 20% in five of those years,

•	Increased by less than 20% in eleven of those years, and

•	Increased by over 20% in thirteen of those years

Of course, past performance can never be considered to be an indication of future results but isn’t that interesting from a historical perspective?

As for a current perspective, our various Timothy Plan money managers agree that both the stock and bond markets could continue to be difficult for the remainder of this year. Nevertheless, each of them has expressed confidence that we should be able to close this year in positive territory.

I would also like to point out that each of our managers has subscribed to our policy that preservation of principal is job #1 so, even though short-term market movements are impossible to accurately predict on a consistent basis, they are all proceeding accordingly.

In the meantime, our unwavering commitment to morally responsible investing remains firmly in place. This is what our Lord has called us to do and it is simply not negotiable.

I am also pleased to report that our Biblical Stewardship Seminar Series is now being taught by numerous certified instructors in churches throughout our land. If you would like information about having this course taught in your church, please call us at 1-800-846-7526.

Once again, thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

[1]	Standard & Poors

Letter From The President [1]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN SMALL CAP VALUE FUND

FUND PROFILE (Unaudited):

Top Ten Holdings

(% of Net Assets)

Marcus Corp.	2.33%
Oregon Steel Mills, Inc.	2.30%
Horizon Lines, Inc.	2.29%
Lasalle Hotel Properties	2.20%
Cleveland Cliffs, Inc.	2.17%
Maguire Properties, Inc.	2.16%
Getty Realty Corp.	2.15%
Middleby Corp.	2.14%
General Communications, Inc.	2.14%
Freightcar America	2.13%

22.01%

Industries

(% of Net Assets)

Industrial	20.87%
Financial	20.12%
Consumer, Non-cyclical	16.54%
Basic Materials	10.56%
Technology	7.94%
Consumer, Cyclical	4.79%
Utilities	4.22%
Energy	3.98%
Healthcare	3.81%
Other Assets less Liabilities, Net	7.17%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [1]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN SMALL CAP VALUE FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	During Period* 1/1/06 Through 6/30/06
Actual - Class A	$1,000.00	$1,092.30	$8.04
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.10	7.75

Actual - Class B	$1,000.00	$1,088.70	$11.81
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.50	11.38

Actual - Class C	$1,000.00	$1,087.80	$11.91
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.40	11.48

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% for Class A, 2.27% for Class B, and 2.30% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 9.23% for Class A, 8.87% for Class B, and 8.78% for Class C for the six-month period of January 1, 2006, to June 30, 2006.

Timothy Plan Fund Profile [2]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 92.83%

number of shares		market value
	AEROSPACE/DEFENSE - 5.78%
29,000	DRS Technologies, Inc.	$1,413,750
46,800	Moog, Inc.*	1,601,496
42,500	Teledyne Technologies, Inc.*	1,392,300

		4,407,546

	BUILDING - RESIDENTIAL/COMMERCIAL - 0.92%
49,000	Technical Olympic USA, Inc.	703,640

	BUILDING & CONSTRUCTION PRODUCTS - MISC - 0.97%
13,900	NCI Building Systems, Inc.*	739,063

	COAL - 1.97%
32,100	Foundation Coal Holdings, Inc.	1,506,453

	COMMERICAL BANKS - EASTERN US - 1.12%
23,400	Provident Bankshares Corp.	851,526

	COMMERICAL BANKS - WESTERN US - 1.96%
41,100	Cathay General Bancorp	1,495,218

	COMMERCIAL SERVICES - 1.88%
51,800	Macquarie Infrastructure Co.	1,429,162

	ELECTRIC UTILITIES - 2.11%
69,100	Cleco Corp.	1,606,575

	ELECTRONIC COMPONENTS - MISC - 1.88%
59,400	Benchmark Electronics, Inc.*	1,432,728

	ENGINEERING / R&D SERVICES - 2.06%
37,500	URS Corp.*	1,575,000

	ENTERPRISE SOFTWARE/SERVICES - 1.91%
47,200	Mantech International Corp.*	1,456,592

	FIDUCIARY BANKS - 1.80%
49,300	Boston Private Bancorp, Inc.	1,375,470

	FINANCE - INVESTMENT BANKER/BROKER - 1.90%
41,000	Stifel Financial Corp.*	1,447,710

	GAS - DISTRIBUTION - 2.11%
57,800	Atmos Energy Corp.	1,613,198

	GENERAL CONTRACTORS - 2.10%
56,600	Layne Christensen Co.*	1,604,610

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [3]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 92.83% (cont.)

number of shares		market value
	HEALTH CARE FACILITIES - 2.06%
142,200	Five Star Quality Care, Inc.*	1,574,154

	HOTELS & MOTELS - 4.27%
85,000	Marcus Corp.	1,774,800
38,100	Orient Express Hotels Ltd.	1,479,804

		3,254,604

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 0.92%
24,100	Calamos Asset Management, Inc.	$698,659

	LONG DISTANCE CARRIERS - 2.14%
132,300	General Communications, Inc.*	1,629,936

	MACHINERY - GENERAL INDUSTRY - 3.93%
28,900	Idex Corp.	1,364,080
18,900	Middleby Corp.*	1,635,984

		3,000,064

	MACHINERY TOOLS & RELATED PRODUCTS - 2.02%
24,700	Kennametal, Inc.	1,537,575

	MEDICAL - APPLIANCES & EQUIPMENT - 1.75%
86,600	Symmetry Medical, Inc.*	1,333,640

	OFFICE FURNISHINGS-ORIG - 1.88%
78,000	Knoll, Inc.	1,432,080

	OIL COMPANY - EXPLORATION & PRODUCTION - 4.07%
26,500	Unit Corp.*	1,507,585
38,200	Whiting Petroleum Holdings, Inc.*	1,599,434

		3,107,019

	OIL FIELD MACHINERY & EQUIPMENT - 2.02%
19,600	Hydril*	1,538,992

	OIL-FIELD SERVICES - 2.01%
44,700	Oil States International, Inc.*	1,532,316

	PAPER & RELATED PRODUCTS - 0.94%
37,400	Longview Fibre Company REIT	713,966

	PROCESSED & PACKAGED GOODS - 2.07%
47,802	J&J Snack Foods Corp.	1,580,812

	REGIONAL BANKS - 0.81%
26,612	Placer Sierra Bancshares	617,133

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [4]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 92.83% (cont.)

number of shares		market value
	REITS - DIVERSIFIED - 0.95%
33,600	Lexington Corporate Properties Trust	725,760

	REITS - HOTELS - 4.29%
54,900	Sunstone Hotel Investors, Inc.	1,595,394
36,200	Lasalle Hotel Properties	1,676,060

		3,271,454

	REITS - OFFICE PROPERTY - 2.16%
46,900	Maguire Properties, Inc.	1,649,473

	REITS - RESIDENTIAL - 2.07%
34,900	Post Properties, Inc.	1,582,366

	REITS - RETAIL - 2.15%
57,600	Getty Realty Corporation (Holding Company)	$1,638,144

	RETAIL - APPAREL/SHOE - 1.99%
25,300	Children’s Place*	1,519,265

	SOFTWARE & PROGRAMMING - 1.95%
48,600	SI International, Inc.*	1,490,076

	SPECIALTY STORES - 0.84%
63,600	Golfsmith International Holdings, Inc.*	642,360

	STEEL - SPECIALTY - 2.30%
34,600	Oregon Steel Mills, Inc.*	1,752,836

	STEEL & IRON - 2.17%
20,900	Cleveland Cliffs, Inc.	1,657,161

	TECHNICAL SERVICES - 1.94%
27,700	Washington Group International, Inc.*	1,477,518

	TRANSPORT - EQUIPMENT & LEASING - 2.12%
49,500	Greenbrier Companies, Inc.	1,620,630

	TRANSPORT - RAIL - 2.13%
29,300	FreightCar America	1,626,443

	TRANSPORT - SERVICES - 4.41%
71,500	Arlington Tankers Ltd.	1,621,620
109,000	Horizon Lines, Inc.	1,746,180

		3,367,800

	Total Common Stocks (cost $67,862,086)	70,816,727

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [5]

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

SHORT-TERM INVESTMENTS - 5.90%

number of shares		market value
3,639,199	Fidelity Institution Money Market, 5.01% (A)	$3,639,199
864,532	First American Treasury Obligations Fund, 4.55% (A)	864,532

	Total Short-Term Investments (cost $4,503,731)	4,503,731

	TOTAL INVESTMENTS - 98.73% (identified cost $72,365,817)	75,320,458
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET 1.27%	972,640

	NET ASSETS - 100.00%	$76,293,098

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at June 30, 2006

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [6]

SMALL-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2006 (unaudited)

ASSETS

amount
Investments in Securities at Value (cost $72,365,817) [NOTE 1]	$75,320,458
Receivables:
Interest	22,646
Dividends	562,468
Fund Shares Sold	16,476
Securities Sold	448,372
Prepaid expenses	23,445

Total Assets	$76,393,865

LIABILITIES

amount
Accrued 12b-1 Fees Class A	$11,575
Accrued 12b-1 Fees Class B	9,325
Accrued 12b-1 Fees Class C	2,352
Payable for Fund Shares Redeemed	43,206
Accrued Expenses	34,309

Total Liabilities	$100,767

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,621,364 shares outstanding)	$60,388,460
Net Asset Value and Redemption Price Per Class A Share ($60,388,460 / 3,621,364 shares)	$16.68
Offering Price Per Share ($16.68 / 0.9475)	$17.60
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 839,194 shares outstanding)	$12,869,937
Net Asset Value and Offering Price Per Class B Share ($12,869,937 / 839,194 shares)	$15.34
Minimum Redemption Price Per Class B Share ($15.34 x 0.95)	$14.57
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 197,561 shares outstanding)	$3,034,701
Net Asset Value and Offering Price Per Class C Share ($3,034,701 / 197,561 shares)	$15.36
Minimum Redemption Price Per Class C Share ($15.36 x 0.99)	$15.21
Net Assets	$76,293,098

SOURCES OF NET ASSETS

amount
At June 30, 2006, Net Assets Consisted of:
Paid-in Capital	$58,465,455
Accumulated Undistributed Net Investment Income	856,273
Accumulated Undistributed Net Realized Gain on Investments	14,016,729
Net Unrealized Appreciation in Value of Investments	2,954,641

Net Assets	$76,293,098

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [7]

SMALL-CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME

amount
Interest	$107,236
Dividends	1,380,685

Total Investment Income	1,487,921

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	308,936
Fund Accounting, Transfer Agency, & Administration Fees	79,981
12b-1 Fees (Class A = $67,548, Class B =$59,767, Class C=$10,291) [NOTE 3]	137,606
Services Fees (Class B = $19,922, Class C = $3,430) [NOTE 3]	23,352
Custodian Fees	7,055
Audit Fees	10,455
Registration Fees	12,801
Printing Expense	14,023
Legal Expense	8,248
Insurance Expense	1,973
Trustee Fees	3,525
Miscellaneous Expense	23,693

Total Net Expenses	631,648

Net Investment Income	856,273

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	13,721,686
Change in Unrealized Appreciation of Investments	(8,428,086)

Net Realized and Unrealized Loss on Investments	5,293,600

Net Increase in Net Assets Resulting from Operations	$6,149,873

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [8]

SMALL-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/06	year ended 12/31/05
	(unaudited)
Operations:
Net Investment Income (Loss)	$856,273	$(106,221)
Net Change in Unrealized Appreciation of Investments	(8,428,086)	(1,450,132)
Net Realized Gain on Investments	13,721,686	1,007,632

Net Increase (Decrease) in Net Assets (resulting from operations)	6,149,873	(548,721)

Distributions to Shareholders From:
Net Capital Gains:
Class A	—	(518,282)
Class B	—	(183,935)
Class C	—	(25,743)

Total Distributions	—	(727,960)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	9,659,332	11,760,199
Class B	17,997	69,002
Class C	699,765	1,236,760
Dividends Reinvested:
Class A	—	263,140
Class B	—	169,410
Class C	—	25,281
Cost of Shares Redeemed:
Class A	(2,916,246)	(4,957,404)
Class B	(4,522,012)	(2,798,536)
Class C	(134,700)	(441,768)

Net Increase in Net Assets (resulting from capital share transactions)	2,804,136	5,326,084

Total Increase in Net Assets	8,954,009	4,049,403

Net Assets:
Beginning of Year	67,339,089	63,289,686

End of Year	$76,293,098	$67,339,089

Accumulated Undistributed Net Investment Income	$856,273	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	590,793	802,891
Class B	1,161	5,192
Class C	46,664	91,655
Shares Reinvested:
Class A	—	17,232
Class B	—	12,009
Class C	—	1,793
Shares Redeemed:
Class A	(178,282)	(339,654)
Class B	(302,561)	(207,329)
Class C	(9,037)	(32,619)

Net Increase in Number of Shares Outstanding	148,738	351,170

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [9]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS A SHARES

	six months ended 06/30/06 (D)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$15.27		$15.59	$15.45	$11.13	$13.79	$12.61

Income from Investment Operations:
Net Investment Income (Loss) (A)	0.21		0.01	(0.04)	(0.07)	(0.05)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	1.20		(0.17)	1.83	4.39	(2.60)	1.30

Total from Investment Operations	1.41		(0.16)	1.79	4.32	(2.65)	1.21

Less Distributions:
Dividends from Realized Gains	—		(0.16)	(1.65)	—	(0.01)	(0.03)
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		(0.16)	(1.65)	—	(0.01)	(0.03)

Net Asset Value at End of Year	$16.68		$15.27	$15.59	$15.45	$11.13	$13.79

Total Return (B)(C)	9.23%		(1.01)%	11.60%	38.81%	(19.25)%	9.66%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$60,388		$49,008	$42,542	$34,185	$22,603	$21,632
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.55	%(E)	1.56%	1.48%	1.71%	1.75%	1.89%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.55	%(E)	1.56%	1.48%	1.71%	1.75%	1.89%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.55	%(E)	0.05%	(0.30)%	(0.55)%	(0.46)%	(0.80)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.55	%(E)	0.05%	(0.30)%	(0.55)%	(0.46)%	(0.80)%
Portfolio Turnover	126.84%		44.24%	57.59%	47.99%	66.95%	61.41%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	Unaudited.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [10]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS B SHARES

	six months ended 06/30/06 (D)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$14.09		$14.51	$14.59	$10.59	$13.22	$12.19

Income from Investment Operations:
Net Investment Income (Loss) (A)	0.14		(0.10)	(0.15)	(0.16)	(0.14)	(0.22)
Net Realized and Unrealized Gain (Loss) on Investments	1.11		(0.16)	1.72	4.16	(2.48)	1.28

Total from Investment Operations	1.25		(0.26)	1.57	4.00	(2.62)	1.06

Less Distributions:
Dividends from Realized Gains	—		(0.16)	(1.65)	—	(0.01)	(0.03)
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		(0.16)	(1.65)	—	(0.01)	(0.03)

Net Asset Value at End of Year	$15.34		$14.09	$14.51	$14.59	$10.59	$13.22

Total Return (B)(C)	8.87%		(1.77)%	10.78%	37.77%	(19.85)%	8.77%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$12,870		$16,072	$19,306	$18,738	$14,509	$17,651
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.27	%(E)	2.31%	2.23%	2.47%	2.49%	2.72%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.27	%(E)	2.31%	2.23%	2.47%	2.49%	2.72%

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.82	%(E)	(0.70)%	(1.05)%	(1.39)%	(1.12)%	(1.78)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.82	%(E)	(0.70)%	(1.05)%	(1.39)%	(1.12)%	(1.78)%

Portfolio Turnover	126.84%		44.24%	57.59%	47.99%	66.95%	61.41%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	Unaudited.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [11]

SMALL-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each year presented.

SMALL-CAP VALUE FUND - CLASS C SHARES

	six months ended 06/30/06 (F)		year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$14.12		$14.55	$15.00

Income from Investment Operations:
Net Investment Income (Loss) (B)	0.14		(0.10)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	1.10		(0.17)	1.25

Total from Investment Operations	1.24		(0.27)	1.20

Less Distributions:
Dividends from Realized Gains	—		(0.16)	(1.65)
Dividends from Net Investment Income	—		—	—

Total Distributions	—		(0.16)	(1.65)

Net Asset Value at End of Period	$15.36		$14.12	$14.55

Total Return (C)(D)	8.78%		(1.84)%	8.02%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$3,035		$2,258	$1,442

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.30	%(E)	2.31%	2.23	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.30	%(E)	2.31%	2.23	%(E)

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.80	%(E)	(0.70)%	(1.05	)%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.80	%(E)	(0.70)%	(1.05	)%(E)

Portfolio Turnover	126.84%		44.24%	57.59%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.
(F)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Small-Cap Value Fund [12]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

FUND PROFILE (Unaudited):

Top Ten Holdings

(% of Net Assets)

Overseas Shipholding Group, Inc.	2.37%
Titanium Metals Corp.	2.25%
XTO Energy, Inc.	2.20%
Marathon Oil Corp.	2.20%
Murphy Oil Corp.	2.17%
Precision Castparts Corp.	2.11%
ConocoPhillips	2.08%
FEDEX Corp.	2.07%
Cooper Industries Ltd.	2.06%
Compass Bancshares, Inc.	2.06%

21.57%

Industries

(% of Net Assets)

Industrial	20.60%
Financial	19.60%
Energy	16.86%
Consumer, Non-cyclical	12.81%
Basic Materials	6.24%
Utilities	6.02%
Technology	4.99%
Communications	3.86%
Consumer, Cyclical	2.78%
Other Assets less Liabilities, Net	6.24%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [13]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 Through 6/30/06
Actual - Class A	$1,000.00	$1,084.70	$7.91
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.20	7.65

Actual - Class B	$1,000.00	$1,081.00	$11.76
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.50	11.38

Actual - Class C	$1,000.00	$1,080.90	$11.76
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.50	11.38

*	Expenses are equal to the Fund’s annualized expense ratio of 1.53% for Class A, 2.28% for Class B, and 2.28% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 8.47% for Class A, 8.10% for Class B, and 8.09% for Class C for the six-month period of January 1, 2006, to June 30, 2006.

Timothy Plan Fund Profile [14]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 93.76%

number of shares		market value
	AEROSPACE/DEFENSE - 4.02%
29,400	Rockwell Collins, Inc.	$1,642,578
26,100	United Technologies Corp.	1,655,262

		3,297,840

	BUSINESS SERVICES - 1.00%
41,500	Henry Jack & Associates, Inc.	815,890
	COAL - 1.03%
19,900	Arch Coal, Inc.	843,163
	COMMERCIAL BANKS - SOUTHERN US - 4.01%
38,500	BB&T Corp.	1,601,215
30,300	Compass Bancshares, Inc.	1,684,680

		3,285,895

	COMMERCIAL BANKS - WESTERN US - 1.88%
19,800	Zions Bancorp	1,543,212

	COSMETICS & TOILETRIES - 1.96%
26,800	Colgate-Palmolive Co.	1,605,320

	DATA PROCESSING/MANAGEMENT - 2.04%
36,800	Automatic Data Processing, Inc.	1,668,880

	DISPOSABLE MEDICAL PRODUCTS - 2.03%
22,700	C R Bard, Inc.	1,663,002

	DIVERSIFIED MANUFACTURING OPERATIONS - 6.04%
18,200	Cooper Industries Ltd.	1,691,144
22,100	Eaton Corp.	1,666,340
32,200	ITT Industries, Inc.	1,593,900

		4,951,384

	ELECTRIC PRODUCTS - MISCELLANEOUS - 1.94%
19,000	Emerson Electric Co.	1,592,390

	ELECTRIC - UTILITIES - 3.99%
30,200	Constellation Energy Group, Inc.	1,646,504
50,700	Southern Co.	1,624,935

		3,271,439

	FINANCE - INVESTMENT BANKER/BROKER - 2.00%
11,700	Bear Stearns Companies, Inc.	1,638,936

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [15]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 93.76% (cont.)

number of shares		market value
	FOOD - DAIRY PRODUCTS - 1.98%
43,700	Dean Foods Co.	$1,625,203

	INDUSTRIAL GASES - 1.94%
29,500	Praxair, Inc.	1,593,000

	INDUSTRIAL METALS & MINING - 2.25%
53,600	Titanium Metals Corp.*	1,842,768

	INSURANCE BROKERS - 1.85%
47,200	Willis Group Holdings Ltd.	1,515,120

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 7.91%
27,500	AllianceBernstein Holding LP	1,681,350
11,600	Blackrock, Inc.	1,614,372
63,600	Eaton Vance Corp.	1,587,456
18,400	Franklin Resources, Inc.	1,597,304

		6,480,482

	MEDICAL PRODUCTS - 1.88%
27,200	Zimmer Holdings, Inc.*	1,542,784

	METAL - DIVERSIFIED - 2.05%
8,000	Rio Tinto PLC ADR (A)	1,677,680

	METAL PROCESSORS & FABRICATION - 2.11%
28,900	Precision Castparts Corp.	1,727,064

	OIL - FIELD SERVICES - 1.01%
10,100	Baker Hughes, Inc.	826,685

	OIL COMPANY - EXPLORATION & PRODUCTION - 6.50%
13,200	Apache Corp.	900,900
27,900	Chesapeake Energy Corp.	843,975
31,900	Murphy Oil Corp.	1,781,934
40,700	XTO Energy, Inc.	1,801,789

		5,328,598

	OIL COMPANY - INTEGRATED - 8.32%
26,000	ConocoPhillips	1,703,780
26,600	Exxon Mobil Corp.	1,631,910
21,600	Marathon Oil Corp.	1,799,280
16,400	Occidental Petroleum Corp.	1,681,820

		6,816,790

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [16]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 93.76% (cont.)

number of shares		market value
	PERSONAL PRODUCTS - 1.99%
33,400	Alberto-Culver Co.	$1,627,248

	REITS - DIVERSIFIED - 1.95%
35,700	Equity Residential	1,596,861

	RETAIL - AUTO PARTS - 2.02%
53,000	O Reilly Automotive, Inc.*	1,653,070

	RETAIL - BEDDING - 1.87%
46,100	Bed Bath Beyond, Inc.*	1,529,137

	RETAIL - JEWELRY - 0.96%
23,700	Tiffany & Co.	782,574

	RETAIL - RESTAURANTS - 0.92%
12,900	Wendy’s International, Inc.	751,941

	TECHNICAL SERVICES - 1.95%
93,400	Cadence Design Systems, Inc.*	1,601,810

	TELECOMMUNICATION EQUIPMENT - 2.04%
40,300	Harris Corp.	1,672,853

	TELEPHONE - INTEGRATED - 1.82%
23,300	Alltel Corp.	1,487,239

	TRANSPORT - MARINE - 2.37%
32,900	Overseas Shipholding Group, Inc.	1,946,035

	TRANSPORT - RAIL - 2.03%
21,000	Burlington Northern Santa Fe Corp.	1,664,250

	TRANSPORT - SERVICES - 2.07%
14,500	Fedex Corp.	1,694,470

	WATER - 2.03%
72,866	Aqua America, Inc.	1,660,616

	Total Common Stocks (cost $67,092,225)	76,821,629

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [17]

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

SHORT-TERM INVESTMENTS - 5.88%

number of shares		market value
3,040,585	Fidelity Institution Money Market, 5.01% (A)	$3,040,585
1,773,220	First American Treasury Obligations Fund, 4.55% (A)	1,773,220

	Total Short-Term Investments (cost $4,813,805)	4,813,805

	TOTAL INVESTMENTS - 99.64% (cost $71,906,030)	81,635,434
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET 0.36%	298,529

	NET ASSETS - 100.00%	$81,933,963

*	Non-income producing securities
A.	American Depositary Receipt
B.	Variable rate security; the yield shown represents the rate at June 30, 2006.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [18]

LARGE / MID-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2006 (unaudited)

ASSETS

amount
Investments in Securities at Value (cost $71,906,030) [NOTE 1]	$81,635,434
Receivables:
Interest	11,701
Dividends	97,064
Fund Shares Sold	341,440
Prepaid Expenses	28,440

Total Assets	$82,114,079

LIABILITIES

amount
Accrued 12b-1 Fees Class A	$14,006
Accrued 12b-1 Fees Class B	5,370
Accrued 12b-1 Fees Class C	3,541
Payable for Fund Shares Redeemed	15,595
Payable for Securities Purchased	106,647
Accrued Expenses	34,957

Total Liabilities	$180,116

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 5,027,699 shares outstanding)	$70,830,930
Net Asset Value and Redemption price Per Class A Share ($70,830,930 / 5,027,699 shares)	$14.09
Offering Price Per Share ($14.09 / 0.9475)	$14.87
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 506,073 shares outstanding)	$6,617,964
Net Asset Value and Offering Price Per Class B Share ($6,617,964 / 506,073 shares)	$13.08
Minimum Redemption Price Per Share ($13.08 x 0.95)	$12.43
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 342,317 shares outstanding)	$4,485,069
Net Asset Value and Offering Price Per Class C Share ($4,485,069 / 342,317 shares)	$13.10
Minimum Redemption Price Per Share ($13.10 x 0.99)	$12.97
Net Assets	$81,933,963

SOURCES OF NET ASSETS

amount
At June 30, 2006, Net Assets Consisted of:
Paid-in Capital	$67,644,058
Accumulated Undistributed Net Investment Income	21,805
Accumulated Undistributed Net Realized Gain on Investments	4,538,696
Net Unrealized Appreciation in Value of Investments	9,729,404

Net Assets	$81,933,963

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [19]

LARGE / MID-CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME

amount
Interest	$62,352
Dividends	549,357

Total Investment Income	611,709

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	314,755
Fund Accounting, Transfer Agency, & Administration Fees	81,437
12b-1 Fees (Class A = $79,738 , Class B = $25,000, Class C = $13,511) [NOTE 3]	118,249
Service Fees (Class B = $8,333, Class C = $4,504) [NOTE 3]	12,837
Custodian Fees	6,609
Audit Fees	10,640
Registration Fees	11,016
Printing Expense	7,837
Legal Expense	8,371
Insurance Expense	1,947
Trustee Fees	3,497
Miscellaneous Expense	26,231

Total Net Expenses	603,426

Net Investment Income	8,283

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Investments	3,997,185
Change in Unrealized Appreciation of Investments	1,495,987

Net Realized and Unrealized Gain on Investments	5,493,172

Net Increase in Net Assets Resulting from Operations	$5,501,455

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [20]

LARGE / MID-CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/06	year ended 12/31/05
	(unaudited)
Operations:
Net Investment Income	$8,283	$22,882
Net Realized Gain on Investments	3,997,185	12,666,860
Net Change in Unrealized Appreciation of Investments	1,495,987	(2,414,843)

Net Increase in Net Assets (resulting from operations)	5,501,455	10,274,899

Distributions to Shareholders From:
Net Realized Gains
Class A	—	(8,083,297)
Class B	—	(996,244)
Class C	—	(413,144)
Net Income:
Class A	—	(9,360)
Class B	—	—
Class C	—	—

Total Distributions	—	(9,502,045)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	18,750,906	11,277,987
Class B	173,861	858,264
Class C	1,770,973	1,481,213
Dividends Reinvested:
Class A	8,097	3,097,339
Class B	—	889,498
Class C	—	391,723
Cost of Shares Redeemed:
Class A	(4,434,831)	(6,507,318)
Class B	(573,799)	(950,535)
Class C	(285,182)	(223,859)

Net Increase in Net Assets (resulting from capital share transactions)	15,410,025	10,314,312

Total Increase in Net Assets	20,911,480	11,087,166
Net Assets:
Beginning of Year	61,022,483	49,935,317

End of Year	$81,933,963	$61,022,483

Accumulated Undistributed Net Investment Income	$21,805	$13,522

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,358,020	819,534
Class B	13,252	68,034
Class C	135,811	116,094
Shares Reinvested:
Class A	623	238,440
Class B	—	73,512
Class C	—	32,320
Shares Redeemed:
Class A	(315,310)	(475,261)
Class B	(43,956)	(74,058)
Class C	(22,299)	(17,119)

Net Increase in Number of Shares Outstanding	1,126,141	781,496

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [21]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS A SHARES

	six months ended 06/30/06(D)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$12.99		$12.68	$11.66	$9.11	$10.83	$10.83

Income from Investment Operations:
Net Investment Income (Loss) (A)	0.01		0.02	(0.01)	0.01	0.01	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	1.09		2.44	1.03	2.54	(1.73)	0.06

Total from Investment Operations	1.10		2.46	1.02	2.55	(1.72)	0.04

Less Distributions:
Dividends from Realized Gains	—		(2.15)	—	—	—	(0.04)
Dividends from Net Investment Income	—		0.00 *	—	—	—	—

Total Distributions	—		(2.15)	—	—	—	(0.04)

Net Asset Value at End of Year	$14.09		$12.99	$12.68	$11.66	$9.11	$10.83

Total Return (B)(C)	8.47%		19.42%	8.75%	27.99%	(15.88)%	0.33%
Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$70,831		$51,753	$43,120	$29,374	$17,856	$13,858
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.53	%(E)	1.55%	1.52%	1.64%	1.76%	1.70%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.53	%(E)	1.55%	1.52%	1.64%	1.76%	1.70%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.13	%(E)	0.15%	(0.11)%	0.10%	0.11%	(0.20)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.13	%(E)	0.15%	(0.11)%	0.10%	0.11%	(0.20)%
Portfolio Turnover	32.18%		129.22%	29.09%	39.44%	36.79%	26.44%

*	Amount Distributed less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	Unaudited.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [22]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS B SHARES

	six months ended 06/30/06 (D)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$12.10		$12.02	$11.14	$8.77	$10.50	$10.60

Income from Investment Operations:
Net Investment Income (Loss) (A)	(0.04)		(0.08)	(0.10)	(0.06)	(0.06)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	1.02		2.31	0.98	2.43	(1.67)	0.06

Total from Investment Operations	0.98		2.23	0.88	2.37	(1.73)	(0.06)

Less Distributions:
Dividends from Realized Gains	—		(2.15)	—	—	—	(0.04)
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		(2.15)	—	—	—	(0.04)

Net Asset Value at End of Year	$13.08		$12.10	$12.02	$11.14	$8.77	$10.50

Total Return (B)(C)	8.10%		18.56%	7.90%	27.02%	(16.48)%	(0.61)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$6,618		$6,496	$5,642	$5,257	$3,809	$3,675

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.28	%(E)	2.30%	2.27%	2.42%	2.55%	2.66%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.28	%(E)	2.30%	2.27%	2.42%	2.55%	2.66%
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.62	)%(E)	(0.60)%	(0.86)%	(0.66)%	(0.71)%	(1.12)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.62	)%(E)	(0.60)%	(0.86)%	(0.66)%	(0.71)%	(1.12)%

Portfolio Turnover	32.18%		129.22%	29.09%	39.44%	36.79%	26.44%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	Unaudited.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [23]

LARGE / MID-CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID-CAP VALUE FUND - CLASS C SHARES

	six months ended 06/30/06(G)		year ended 12/31/05	period ended 12/31/04(A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$12.12		$12.04	$11.05

Income from Investment Operations:
Net Investment Loss (B)	(0.04)		(0.08)	(0.04)
Net Realized and Unrealized Gain on Investments	1.02		2.31	1.03

Total from Investment Operations	0.98		2.23	0.99

Less Distributions:
Dividends from Realized Gains	—		(2.15)	—
Dividends from Net Investment Income	—		—	—

Total Distributions	—		(2.15)	—

Net Asset Value at End of Period	$13.10		$12.12	$12.04

Total Return (C)(D)	8.09%		18.53%	8.96	%(E)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,485		$2,774	$1,174

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.28	%(F)	2.30%	2.27	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.28	%(F)	2.30%	2.27	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.62	)%(F)	(0.60)%	(0.86	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.62	)%(F)	(0.60)%	(0.86	)%(F)

Portfolio Turnover	32.18%		129.22%	29.09%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Fund [24]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN FIXED INCOME FUND

FUND PROFILE (Unaudited):

Top Ten Holdings

(% of Net Assets)

US Treasury Note, 14.00%, 11/15/2011	7.95%
GNMA, 6.00%, 10/20/2034	5.37%
Fidelity Institution Money Market, 5.01%	4.69%
US Treasury Note, 4.25%, 10/15/2010	4.41%
GNMA, 5.50%, 04/15/2033	3.52%
GNMA, 5.50%, 06/15/2035	3.37%
GNMA, 5.50%, 01/20/2035	3.13%
US Treasury Note, 5.375%, 02/15/2031	2.70%
US Treasury Note, 4.50%, 02/15/2016	2.67%
Dominion Resources, Inc. 5.00%, 03/15/2013	2.36%
Southern Pacific Rail Corp., 3.875%, 02/15/09	2.29%

42.46%

Industries

(% of Net Assets)

Government	25.96%
Mortgage Securities	24.16%
Financial	21.34%
Utilities	10.39%
Energy	3.76%
Industrial	2.29%
Technology	1.74%
Communications	1.28%
Basic Materials	0.64%
Consumer, Non-cyclical	0.56%
Other Assets less Liabilities, Net	7.88%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [25]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN FIXED INCOME FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Account Value 1/1/06	Account Value 6/30/06	Through 6/30/06
Actual - Class A	$1,000.00	$989.20	$6.66
Hypothetical - Class A (5% return before expenses)	1,000.00	1,018.10	6.76

Actual - Class B	$1,000.00	$985.10	$10.34
Hypothetical - Class B (5% return before expenses)	1,000.00	1,014.40	10.49

Actual - Class C	$1,000.00	$985.30	$10.34
Hypothetical - Class C (5% return before expenses)	1,000.00	1,014.40	10.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class B, and 2.10% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (1.08)% for Class A, (1.49)% for Class B, and (1.47)% for Class C for the six-month period of January 1, 2006, to June 30, 2006.

Timothy Plan Fund Profile [26]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

BONDS - 92.12%

par value		market value
	CORPORATE BONDS - 43.81%
$800,000	American General Finance Corp., 5.375%, 10/01/2012	$779,371
750,000	American Movil SA de CV, 6.375%, 03/01/2035	655,665
750,000	Ameriprise Financial, Inc., 5.65%, 11/15/2015	724,063
250,000	Appalachian Power Co., 3.60%, 05/15/2008	240,521
200,000	Archer Daniels Midland Co., 6.625%, 05/01/2029	209,655
400,000	Bear Stearns Co., Inc., 4.50%, 10/28/2010	381,932
250,000	California Baptist, 5.70%, 01/02/2011 (B)	245,000
500,000	CIT Group, Inc., 5.00%, 02/13/2014	468,097
300,000	Credit Suisse First Boston, 6.50%, 01/15/2012	309,911
500,000	Credit Suisse First Boston, 5.50%, 08/15/2013	488,280
200,000	Credit Suisse First Boston, 5.125%, 01/15/2014	189,845
500,000	Deutsche Telekom, 3.875%, 07/22/2008	483,488
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	890,023
500,000	Duke Capital LLC, 5.668%, 08/15/2014	484,097
187,000	Duke Energy Field, 5.75%, 11/15/2006	186,931
500,000	Equity Office Properties Trust, 5.875%, 01/15/2013	490,669
800,000	FPL Group Capital, Inc., 5.551%, 02/16/2008	797,432
750,000	Genworth Financial, Inc., 4.95%, 10/01/2015	694,561
250,000	HSBC Capital Trust IV, 7.53%, 12/04/2026	260,511
500,000	Huntington National Bank, 3.125%, 05/15/2008	477,534
250,000	International Lease Finance Corp., 5.75%, 02/15/2007	250,100
200,000	International Lease Finance Corp., 5.80%, 08/15/2007	199,870
250,000	International Paper, 4.25%, 01/15/2009	240,401
300,000	Jersey Cent Power & Light Co., 6.75%, 11/01/2025	297,266
750,000	Kinder Morgan Energy Partners, 5.125%, 11/15/2014	685,819
750,000	Midamerican Energy, 5.875%, 10/01/2012	744,947
250,000	National Rural Utilities Finance Corp., 5.75%, 08/28/2009	250,584
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	714,927
300,000	Protective Life, 5.75%, 01/15/2019	281,886
800,000	PSEG Power LLC, 6.95%, 06/01/2012	831,058
750,000	SLM Corp., 4.00%, 01/15/2010	708,863
900,000	Union Pacific Corp., 3.875%, 02/15/2009	860,923
300,000	Unitrin, Inc., 5.75%, 07/01/2007	298,771
300,000	Unitrin, Inc., 4.875%, 11/01/2010	286,979
250,000	Western Baptist College, 6.10%, 12/15/2012 (B)	245,000
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	138,373

	Total Corporate Bonds (Amortized Cost $17,057,633)	16,493,353

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [27]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

BONDS - 92.12% (Cont.)

par value		market value
	MUNICIPAL BONDS - 0.53%
$200,000	North Carolina Eastern Municipal Power Agency, 3.98%, 01/01/2007	$197,798

	Total Municipal Bonds (Amortized Cost $200,342)	197,798

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 47.78%
118,852	GNMA Pool 585163, 5.00%, 01/15/2018	115,469
99,868	GNMA Pool 599281, 5.00%, 01/15/2018	97,025
119,823	GNMA Pool 585180, 5.00%, 02/15/2018	116,412
126,038	GNMA Pool 592492, 5.00%, 03/15/2018	122,450
287,295	GNMA Pool 781694, 6.00%, 12/15/2031	285,521
313,482	GNMA Pool 3584, 6.00%, 07/20/2034	310,625
768,969	GNMA Pool 3612, 6.50%, 09/20/2034	776,169
2,040,371	GNMA Pool 3625, 6.00%, 10/20/2034	2,021,777
786,677	GNMA Pool 3637, 5.50%, 11/20/2034	760,228
1,218,135	GNMA Pool 3665, 5.50%, 01/20/2035	1,176,703
726,031	GNMA Pool 3679, 6.00%, 02/20/2035	718,775
1,309,503	GNMA Pool 641577, 5.50%, 06/15/2035	1,270,280
1,364,955	GNMA I & II, 5.50%, 04/15/2033	1,325,114
745,000	US Treasury Bill, 3.375%, 09/15/2009	707,372
1,715,000	US Treasury Note, 4.25%, 10/15/2010	1,660,336
760,000	US Treasury Note, 4.50%, 02/28/2011	741,297
2,900,000	US Treasury Note, 14.00%, 11/15/2011	2,993,910
1,055,000	US Treasury Note, 4.50%, 02/15/2016	1,004,064
765,000	US Treasury Note, 5.125%, 05/15/2016	764,343
1,000,000	US Treasury Note, 5.375%, 02/15/2031	1,017,579

	Total U.S. Government & Agency Obligations (Amortized Cost $18,509,848)	17,985,449

	Total Bonds (Amortized Cost $35,767,823)	34,676,600

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [28]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

SHORT-TERM INVESTMENTS - 6.75%

number of shares		market value
1,766,988	Fidelity Institution Money Market, 5.01% (A)	$1,766,988
772,943	First American Treasury Obligations Fund, 4.55% (A)	772,943

	Total Short-Term Investments (cost $2,539,931)	2,539,931

	TOTAL INVESTMENTS - 98.87% (identified cost $38,307,754)	37,216,531
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET 1.13%	426,280

	NET ASSETS - 100.00%	$37,642,811

A.	Variable rate security; the yield shown represents the rate at June 30, 2006
B.	Security considered an illiquid investment. Market value determined by following Fund’s Fair Value Pricing Policies (See Note 1).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [29]

FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2006 (unaudited)

ASSETS

amount
Investments in Securities at Value (cost $38,307,754) [NOTE 1]	$37,216,531
Receivables:
Interest	461,699
Fund Shares Sold	10,633
Prepaid Expenses	23,578
Fund Share Commissions Receivable from Adviser	—

Total Assets	$37,712,441

LIABILITIES

amount
Accrued 12b-1 Fees Class A	$6,751
Accrued 12b-1 Fees Class B	2,432
Accrued 12b-1 Fees Class C	1,766
Payable for Fund Shares Redeemed	3,084
Payable for Distributions	33,602
Accrued Expenses	21,995

Total Liabilities	$69,630

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3.349,108 shares outstanding)	$32,632,104
Net Asset Value and Redemption price Per Class A Share ($32,632,104 / 3,349,108 shares)	$9.74
Offering Price Per Share ($9.74 / 0.9575 )	$10.17

Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 302,604 shares outstanding)	$2,871,921
Net Asset Value and Offering Price Per Class B Share ($2,871,921 / 302,604 shares)	$9.49
Minimum Redemption Price Per Share ($9.49 X 0.95)	$9.02

Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 226,126 shares outstanding)	$2,138,786
Net Asset Value and Offering Price Per Class C Share ($2,138,786 / 226,126 shares)	$9.46
Minimum Redemption Price Per Share ($9.46 X 0.99)	$9.37
Net Assets	$37,642,811

SOURCES OF NET ASSETS
amount
At June 30, 2006, Net Assets Consisted of:
Paid-in Capital	$39,048,187
Undistributed Net Realized Loss on Investments	(314,153)
Net Unrealized Depreciation in Value of Investments	(1,091,223)

Net Assets	$37,642,811

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [30]

FIXED INCOME FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME

amount
Interest	$1,037,468

Total Investment Income	1,037,468

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	108,693
Fund Accounting, Transfer Agency, & Administration Fees	39,877
12b-1 Fees (Class A = $39,019, Class B = $11,272, Class C = $7,538) [NOTE 3]	57,829
Service Fees (Class B = $3,757, Class C = $2,513) [NOTE 3]	6,270
Custodian Fees	3,112
Audit Fees	5,214
Registration Fees	9,139
Printing Expense	3,814
Legal Expense	4,116
Insurance Expense	964
Trustee Fees	1,725
Miscellaneous Expense	20,520

Total Expenses	261,273
Expenses Recouped by Adviser [NOTE 3]	2,095

Total Net Expenses	263,368

Net Investment Income	774,100

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investments	(365,702)
Change in Unrealized Appreciation/(Depreciation) of Investments	(828,667)

Net Realized and Unrealized Loss on Investments	(1,194,369)

Net Decrease in Net Assets Resulting from Operations	$(420,269)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [31]

FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/06	year ended 12/31/05
	(unaudited)
Operations:
Net Investment Income	$774,100	$956,885
Net Change in Unrealized Appreciation (Depreciation) of Investments	(828,667)	(833,510)
Net Realized Gain (Loss) on Investments	(365,702)	198,848

Net Increase (Decrease) in Net Assets (resulting from operations)	(420,269)	322,223

Distributions to Shareholders:
Net Income
Class A	(682,854)	(882,350)
Class B	(53,248)	(90,212)
Class C	(37,998)	(42,564)
Net Realized Gain
Class A	—	(85,471)
Class B	—	(9,417)
Class C	—	(5,822)

Total Distributions	(774,100)	(1,115,836)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	6,606,702	9,627,876
Class B	32,835	150,521
Class C	489,232	1,234,871
Dividends Reinvested:
Class A	632,547	315,009
Class B	41,875	79,466
Class C	29,719	42,365
Cost of Shares Redeemed:
Class A	(2,979,571)	(3,004,921)
Class B	(230,846)	(856,368)
Class C	(239,402)	(217,859)

Net Increase in Net Assets (resulting from capital share transactions)	4,383,091	7,370,960

Total Increase in Net Assets	3,188,722	65,773,347
Net Assets:
Beginning of Year	34,454,089	27,876,742

End of Year	$37,642,811	$34,454,089

Accumulated Undistributed Net Investment Income	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	663,395	942,160
Class B	3,421	15,025
Class C	50,732	124,490
Shares Reinvested:
Class A	64,473	31,025
Class B	4,380	8,023
Class C	3,119	4,293
Shares Redeemed:
Class A	(300,140)	(293,592)
Class B	(23,898)	(85,903)
Class C	(24,802)	(22,005)

Net Increase in Number of Shares Outstanding	440,680	723,516

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [32]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES

	six months ended 06/30/06(D)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$10.06		$10.32	$10.31	$10.25	$9.73	$9.53

Income from Investment Operations:
Net Investment Income (A)	0.20		0.34	0.34	0.37	0.45	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)		(0.23)	0.01	0.21	0.53	0.20

Total from Investment Operations	(0.11)		0.11	0.35	0.58	0.98	0.60

Less Distributions:
Dividends from Net Investment Income	(0.21)		(0.34)	(0.34)	(0.37)	(0.44)	(0.40)
Dividends from Net Realized Gain	—		(0.03)	—	(0.15)	(0.02)	—

Total Distributions	(0.21)		(0.37)	(0.34)	(0.52)	(0.46)	(0.40)

Net Asset Value at End of Year	$9.74		$10.06	$10.32	$10.31	$10.25	$9.73

Total Return (B)(C)	(1.08)%		1.11%	3.44%	5.70%	10.32%	6.37%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$32,632		$29,402	$23,131	$16,313	$10,374	$4,773

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.36	%(E)	1.31%	1.31%	1.43%	1.74%	2.44%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.35	%(E)	1.35%	1.35%	1.35%	1.35%	1.35%

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.39	%(E)	3.33%	3.49%	3.61%	4.49%	3.91%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.38	%(E)	3.29%	3.45%	3.69%	4.88%	5.00%

Portfolio Turnover	48.10%		39.46%	35.95%	62.06%	18.10%	20.28%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	Unaudited.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [33]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES

	six months ended 06/30/06(D)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value, Beginning of Year	$9.81		$10.06	$10.08	$10.02	$9.55	$9.54

Income from Investment Operations:
Net Investment Income (A)	0.17		0.25	0.27	0.29	0.37	0.40
Net Realized and Unrealized Gain (Loss) on Investments	(0.32)		(0.20)	(0.01)	0.21	0.52	(0.01)

Total from Investment Operations	(0.15)		0.05	0.26	0.50	0.89	0.39

Less Distributions:
Dividends from Net Investment Income	(0.17)		(0.27)	(0.28)	(0.29)	(0.40)	(0.38)
Dividends from Net Realized Gain	—		(0.03)	—	(0.15)	(0.02)	—

Total Distributions	(0.17)		(0.30)	(0.28)	(0.44)	(0.42)	(0.38)

Net Asset Value at End of Year	$9.49		$9.81	$10.06	$10.08	$10.02	$9.55

Total Return (B)(C)	(1.49)%		0.47%	2.57%	4.93%	9.52%	4.13%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$2,872		$3,126	$3,839	$4,057	$2,837	$1,026

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.11	%(E)	2.07%	2.06%	2.18%	2.61%	3.46%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.10	%(E)	2.10%	2.10%	2.10%	2.10%	2.10%

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.64	%(E)	2.57%	2.74%	2.87%	3.57%	2.93%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.63	%(E)	2.54%	2.70%	2.95%	4.08%	4.29%

Portfolio Turnover	48.10%		39.46%	35.95%	62.06%	18.10%	20.28%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	Unaudited.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [34]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS C SHARES

	six months Ended 06/30/06(G)		year ended 12/31/05	period ended 12/31/04(A)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.78		$10.04	$10.15

Income from Investment Operations:
Net Investment Income (B)	0.17		0.25	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)		(0.20)	(0.05)

Total from Investment Operations	(0.14)		0.05	0.21

Less Distributions:
Dividends from Net Investment Income	(0.18)		(0.28)	(0.32)
Dividends from Net Realized Gain	—		(0.03)	—

Total Distributions	(0.18)		(0.31)	(0.32)

Net Asset Value at End of Period	$9.46		$9.78	$10.04

Total Return (C)(D)	(1.47)%		0.47%	2.12	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,139		$1,927	$907

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.11	%(F)	2.07%	2.06	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.10	%(F)	2.10%	2.10	%(F)

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.64	%(F)	2.57%	2.74	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.63	%(F)	2.54%	2.70	%(F)

Portfolio Turnover	48.10%		39.46%	35.95%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [35]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

FUND PROFILE (Unaudited):

Top Ten Holdings

(% of Net Assets)

Herbalife Ltd.	3.97%
Precision Castparts Corp.	3.48%
American Tower Corp.	3.41%
Ambac Financial Group, Inc.	3.35%
Covance, Inc.	3.07%
UTI Worldwide, Inc.	2.96%
Rockwell Automation	2.89%
Getty Images, Inc.	2.89%
Chicos Fas, Inc.	2.70%
Alliance Data Systems Corp.	2.63%

31.35%

Industries

(% of Net Assets)

Consumer, Non-cyclical	23.11%
Consumer, Cyclical	14.23%
Technology	14.09%
Industrial	10.57%
Communications	9.79%
Energy	9.47%
Financial	6.81%
Healthcare	6.52%
Basic Materials	2.21%
Other Assets less Liabilities, Net	3.20%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [36]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	During Period* 1/1/06 Through 6/30/06
Actual - Class A	$1,000.00	$1,048.80	$8.13
Hypothetical - Class A (5% return before expenses)	1,000.00	1,016.90	8.00

Actual - Class B	$1,000.00	$1,045.10	$11.92
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.10	11.73

Actual - Class C	$1,000.00	$1,045.00	$11.92
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.10	11.73

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A, 2.35% for Class B, and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 4.88% for Class A, 4.51% for Class B, and 4.50% for Class C for the six-month period of January 1, 2006, to June 30, 2006.

Timothy Plan Fund Profile [37]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 96.80%

number of shares		market value
	ADVERTISING SERVICES - 2.89%
11,900	Getty Images, Inc.*	$755,769

	AIR DELIVERY & FRIEGHT SERVICES - 2.96%
30,700	UTI Worldwide, Inc.	774,561

	AIRLINES - 0.95%
15,100	Southwest Airlines Co.	247,187

	BUILDING PRODUCTS - CEMENT/AGGREGATION - 2.09%
6,000	Martin Marietta Materials, Inc.	546,900

	BUSINESS SERVICES - 2.47%
5,400	CBOT Holdings, Inc.*	645,786

	CELLULAR TELECOM - 2.24%
10,400	NII Holdings, Inc.*	586,352

	COAL - 2.11%
9,900	Peabody Energy Corp.	551,925

	COMMERCIAL SERVICES - 2.63%
11,700	Alliance Data Systems Corp.*	688,194

	COMPUTER SERVICES - 1.91%
7,400	Cognizant Technology Solutions Corp.*	498,538

	COMPUTERS - MEMORY DEVICES - 1.05%
7,750	Network Appliance, Inc.*	273,575

	DECISION SUPPORT SOFTWARE - 1.50%
13,800	Cognos, Inc.*	392,610

	DIAGNOSTIC EQUIPMENT - 4.28%
17,700	Cytyc Corp.*	448,872
12,400	Gen Probe, Inc.*	669,352

		1,118,224

	DISPOSABLE MEDICAL PRODUCTS - 2.44%
8,700	C R Bard, Inc.	637,362

	DIVERSIFIED COMMUNICATION SERVICES - 3.41%
28,600	American Tower Corp. (a)	890,032

	DRUGS & PHARMACEUTICALS - 3.97%
26,000	Herbalife Ltd.*	1,037,400

	E-COMMERCE/SERVICES - 2.55%
15,600	Monster Worldwide, Inc*	665,496

	ELECTRONIC COMPONENTS - SEMICONDUCTOR - 4.02%
32,000	Integrated Device Technology, Inc. (a)	453,760
10,100	Nvidia Corp. (a)	215,029
10,900	Silicon Laboratories, Inc. (a)	383,135

		1,051,924

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [38]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 96.80% (cont.)

number of shares		market value
	FINANCE - INVESTMENT BANKER/BROKER - 2.13%
5,600	Legg Mason, Inc.	$557,312

	FINANCIAL GUARANTEE INSURANCE - 3.35%
10,800	Ambac Financial Group, Inc.	875,880

	FOOTWEAR - 0.94%
15,000	Iconix Brand Group, Inc.*	245,100

	HEALTH CARE DISTRIBUTORS - 1.95%
10,900	Henry Schein, Inc.*	509,357

	INDUSTRIAL AUTOMATION/ROBOTICS - 2.89%
10,500	Rockwell Automation	756,105

	MEDICAL - BIOMEDICAL/GENETICS - 4.80%
12,600	Biogen Idec, Inc.*	583,758
8,300	Celgene Corp.*	393,669
15,100	PDL Biopharma, Inc.*	277,991

		1,255,418

	MEDICAL LABS & TESTING SERVICES - 3.07%
13,100	Covance, Inc.*	801,982

	METAL PROCESSORS & FABRICATION - 3.48%
15,200	Precision Castparts Corp.	908,352

	OIL & GAS DRILLINGS - 2.89%
5,100	Diamond Offshore Drilling, Inc.	428,043
5,500	Ultra Petroleum Corp.*	325,985

		754,028

	OIL COMPANY - EXPLORATION & PRODUCTION - 2.71%
7,900	Denbury Resources, Inc.*	250,193
14,700	Southwestern Energy Co.*	458,052

		708,245

	OIL FIELD MACHINERY & EQUIPMENT - 3.97%
12,000	Grant Prideco, Inc.*	537,000
7,900	National Oilwell Varco, Inc.*	500,228

		1,037,228

	REAL ESTATE MANAGEMENT/SERVICES - 1.33%
13,950	CB Richard Ellis Group, Inc.*	347,355

	RESPIRATORY PRODUCTS - 2.44%
13,600	Resmed, Inc.*	638,520

	RETAIL - APPAREL/SHOE - 4.28%
26,200	Chicos Fas, Inc.*	706,876
23,600	Urban Outfitters, Inc.*	412,764

		1,119,640

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [39]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 96.80% (cont.)

number of shares		market value
	RETAIL - SPECIALTY - 1.08%
5,100	Tractor Supply Co.*	281,877

	SOFTWARE & PROGRAMMING - 2.20%
15,700	Amdocs Ltd.*	$574,620

	SPORTING ACTIVITIES - 1.54%
8,700	Life Time Fitness, Inc.*	402,549

	STAFFING & OUTSOURCING SERVICES - 1.48%
9,900	Paychex, Inc.	385,902

	TELECOMMUNICATION EQUIPMENT - 2.11%
27,900	Comverse Technology, Inc.*	551,583

	TRADING COMPANIES & DISTRIBUTORS - 2.11%
13,700	Fastenal Co.	551,973

	VETERINARY DIAGNOSTICS - 2.58%
21,100	VCA Antech, Inc.*	673,723

	Total Common Stocks (cost $23,334,077)	25,298,584

SHORT-TERM INVESTMENTS - 3.94%

number of shares		market value
1,030,117	Fidelity Institution Money Market, 5.01% (A)	$1,030,117

	Total Short-Term Investments (cost $1,030,117)	1,030,117

	TOTAL INVESTMENTS - 100.74% (cost $24,364,194)	26,328,701
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.74)%	(194,010)

	NET ASSETS - 100.00%	$26,134,691

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at June 30, 2006

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [40]

AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2006 (unaudited)

ASSETS

amount
Investments in Securities at Value (cost $24,364,194) [NOTE 1]	$26,328,701
Receivables:
Interest	3,952
Dividends	1,050
Securities Sold	256,605
Fund Shares Sold	39,109
Prepaid Expenses	23,157
Total Assets	$26,652,574

LIABILITIES

amount
Accrued 12b-1 fees Class A	$4,564
Accrued 12b-1 fees Class B	1,083
Accrued 12b-1 fees Class C	1,375
Payable for Investment Securities Purchased	489,942
Payable for Fund Shares Redeemed	7,547
Accrued Expenses	13,372

Total Liabilities	$517,883

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,985,788 shares outstanding)	$23,111,392
Net Asset Value and Redemption price Per Class A Share ($23,111,392 / 2,985,788 shares)	$7.74
Offering Price Per Share ($7.74 / 0.9475)	$8.17
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 174,655 shares outstanding)	$1,294,947
Net Asset Value and Offering Price Per Class B Share ($1,294,947 / 174,655 shares)	$7.41
Minimum Redemption Price Per Class B Share ($7.41 x 0.95)	$7.04
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 232,525 shares outstanding)	$1,728,352
Net Asset Value and Offering Price Per Class C Share ($1,728,352 / 232,525 shares)	$7.43
Minimum Redemption Price Per Class C Share ($7.43 x 0.99)	$7.36
Net Assets	$26,134,691

SOURCES OF NET ASSETS

amount
At June 30, 2006, Net Assets Consisted of:
Paid-in Capital	$21,322,714
Undistributed Net Investment Loss	(154,031)
Accumulated Undistributed Net Realized Gain on Investments	3,001,501
Net Unrealized Appreciation in Value of Investments	1,964,507

Net Assets	$26,134,691

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [41]

AGGRESSIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME

amount
Interest	$21,336
Dividends	30,049

Total Investment Income	51,385

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	103,004
Fund Accounting, Transfer Agency, & Administration Fees	26,661
12b-1 Fees (Class A =$26,453, Class B =$5,451, Class C=$6,077) [NOTE 3]	37,981
Services Fees (Class B=$1,817, Class C=$2,025) [NOTE 3]	3,842
Custodian Fees	3,580
Audit Fees	3,484
Registration Fees	7,619
Printing Expense	2,555
Legal Expense	2,746
Insurance Expense	623
Trustee Fees	1,126
Miscellaneous Expense	10,115

Total Expenses	203,336

Expenses Recouped by Adviser [NOTE 3]	2,080

Total Net Expenses	205,416

Net Investment Loss	(154,031)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Investments	2,812,061
Change in Unrealized Appreciation of Investments	(1,715,373)

Net Realized and Unrealized Gain on Investments	1,096,688

Net Increase in Net Assets Resulting from Operations	$942,657

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [42]

AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/06	year ended 12/31/05
	(unaudited)
Operations:
Net Investment Loss	$(154,031)	$(264,463)
Net Realized Gain (Loss) on Investments	2,812,061	1,599,106
Net Change in Unrealized Appreciation of Investments	(1,715,373)	277,791

Net Increase in Net Assets (resulting from operations)	942,657	1,612,434

Distributions to Shareholders:
Net Capital Gains:
Class A	—	(436,851)
Class B	—	(34,054)
Class C	—	(33,007)

Total Distributions	—	(503,912)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	4,566,057	3,241,617
Class B	2,978	13,571
Class C	364,059	643,123
Dividends Reinvested:
Class A	—	139,342
Class B	—	28,236
Class C	—	30,596
Cost of Shares Redeemed:
Class A	(683,630)	(2,409,369)
Class B	(164,061)	(230,780)
Class C	(46,602)	(74,097)

Net Increase in Net Assets (resulting from capital share transactions)	4,038,801	1,382,239

Total Increase in Net Assets	4,981,458	2,490,761

Net Assets:
Beginning of Year	21,153,233	18,662,472

End of Year	$26,134,691	$21,153,233

Accumulated Undistributed Net Investment Income / (Loss)	$(154,031)	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	576,793	464,475
Class B	393	2,010
Class C	47,724	95,489
Shares Reinvested:
Class A	—	18,881
Class B	—	3,983
Class C	—	4,303
Shares Redeemed:
Class A	(85,656)	(356,918)
Class B	(22,036)	(35,240)
Class C	(6,136)	(11,051)

Net Increase in Number of Shares Outstanding	511,082	185,932

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [43]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS A SHARES

	six months ended 06/30/06 (D)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$7.38		$6.95	$6.34	$4.56	$6.61	$8.35

Income from Investment Operations:
Net Investment Loss (A)	(0.04)		(0.09)	(0.07)	(0.06)	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.40		0.70	0.68	1.84	(2.00)	(1.69)

Total from Investment Operations	0.36		0.61	0.61	1.78	(2.05)	(1.74)

Less Distributions:
Dividends from Realized Gains	—		(0.18)	—	—	—	—
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		(0.18)	—	—	—	—

Net Asset Value at End of Year	$7.74		$7.38	$6.95	$6.34	$4.56	$6.61

Total Return (B)(C)	4.88%		8.73%	9.62%	39.04%	(31.01)%	(20.84)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$23,111		$18,403	$16,453	$9,920	$4,878	$3,510

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.58	%(E)	1.59%	1.66%	1.85%	2.64%	3.87%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.60	%(E)	1.60%	1.60%	1.60%	1.60%	1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.16	)%(E)	(1.32)%	(1.38)%	(1.60)%	(2.44)%	(3.53)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.18	)%(E)	(1.33)%	(1.32)%	(1.35)%	(1.40)%	(1.26)%

Portfolio Turnover	44.78%		102.63%	102.46%	119.33%	134.34%	113.39%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	Unaudited.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [44]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS B SHARES

	six months ended 06/30/06(D)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$7.09		$6.74	$6.19	$4.48	$6.56	$8.34

Income from Investment Operations:
Net Investment Loss (A)	(0.07)		(0.14)	(0.13)	(0.08)	(0.08)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	0.39		0.67	0.68	1.79	(2.00)	(1.67)

Total from Investment Operations	0.32		0.53	0.55	1.71	(2.08)	(1.78)

Less Distributions:
Dividends from Realized Gains	—		(0.18)	—	—	—	—
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		(0.18)	—	—	—	—

Net Asset Value at End of Year	$7.41		$7.09	$6.74	$6.19	$4.48	$6.56

Total Return (B)(C)	4.51%		7.82%	8.89%	38.17%	(31.71)%	(21.34)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$1,295		$1,392	$1,519	$1,356	$525	$402

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.33	%(E)	2.34%	2.41%	2.60%	3.70%	4.63%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35	%(E)	2.35%	2.35%	2.35%	2.35%	2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.91	)%(E)	(2.07)%	(2.13)%	(2.35)%	(3.50)%	(4.24)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.93	)%(E)	(2.08)%	(2.07)%	(2.10)%	(2.15)%	(1.96)%

Portfolio Turnover	44.78%		102.63%	102.46%	119.33%	134.34%	113.39%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	Unaudited.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [45]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period.

AGGRESSIVE GROWTH FUND - CLASS C SHARES

	six months ended 06/30/06(G)		year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$7.11		$6.75	$6.24

Income from Investment Operations:
Net Investment Loss (B)	(0.07)		(0.14)	(0.06)
Net Realized and Unrealized Gain on Investments	0.39		0.68	0.57

Total from Investment Operations	0.32		0.54	0.51

Less Distributions:
Dividends from Realized Gains	—		(0.18)	—
Dividends from Net Investment Income	—		—	—

Total Distributions	—		(0.18)	—

Net Asset Value at End of Period	$7.43		$7.11	$6.75

Total Return (C)(D)	4.50%		7.96%	8.17	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,728		$1,358	$690

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.33	%(F)	2.34%	2.41	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35	%(F)	2.35%	2.35	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.91	)%(F)	(2.07)%	(2.13	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.93	)%(F)	(2.08)%	(2.07	)%(F)

Portfolio Turnover	44.78%		102.63%	102.46%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Aggressive Growth Fund [46]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

FUND PROFILE (Unaudited):

Top Ten Holdings

(% of Net Assets)

Kohls Corp.	3.39%
United Technologies Corp.	3.25%
SAP AG ADR	3.25%
Lowe’s Companies, Inc.	3.11%
L-3 Communications Holdings, Inc.	3.04%
Gilead Sciences, Inc.	3.03%
Caremark RX, Inc.	3.01%
Rockwell Automation	2.72%
Emerson Electric Co.	2.65%
American International Group, Inc.	2.58%

30.03%

Industries

(% of Net Assets)

Industrial	20.95%
Consumer, Cyclical	17.13%
Consumer, Non-cyclical	14.23%
Healthcare	12.38%
Technology	12.32%
Energy	7.82%
Financial	6.83%
Communications	2.96%
Basic Materials	2.00%
Other Assets less Liabilities, Net	3.38%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [47]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	During Period* 1/1/06 Through 6/30/06
Actual - Class A	$1,000.00	$982.70	$7.62
Hypothetical - Class A (5% return before expenses)	1,000.00	1,017.10	7.75

Actual - Class B	$1,000.00	$977.50	$11.28
Hypothetical - Class B (5% return before expenses)	1,000.00	1,013.40	11.48

Actual - Class C	$1,000.00	$979.10	$11.29
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.40	11.48

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% for Class A, 2.30% for Class B, and 2.30% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (1.73)% for Class A, (2.25)% for Class B, and (2.09)% for Class C for the six-month period of January 1, 2006, to June 30, 2006.

Timothy Plan Fund Profile [48]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 96.62%

number of shares		market value
	ADVERTISING SERVICES - 0.62%
6,500	Getty Images, Inc.*	$412,815

	AEROSPACE/DEFENSE - EQUIPMENT - 3.25%
34,000	United Technologies Corp.	2,156,280

	APPAREL MANUFACTURES - 0.68%
15,000	Coach, Inc.*	448,500

	AUDIO/VIDEO PRODUCTS - 1.16%
9,000	Harman International Industries, Inc.	768,330

	BUSINESS SERVICES - 2.40%
40,000	Cintas Corp.	1,590,400

	CHEMICALS - SPECIALTY - 0.61%
10,000	Ecolab, Inc.	405,800

	COMMUNICATIONS EQUIPMENT - 1.05%
13,000	F5 Networks, Inc.*	695,240

	COMMUNICATIONS TECHNOLOGY - 0.42%
4,000	Research in Motion Ltd.*	279,080

	COMPUTERS - MEMORY DEVICES - 1.06%
20,000	Network Appliance, Inc.*	706,000

	COSMETICS & TOILETRIES - 1.81%
20,000	Colgate-Palmolive Co.	1,198,000

	DIVERSIFIED MANUFACTURING OPERATIONS - 7.31%
25,000	Danaher Corp.	1,608,000
14,000	Illinois Tool Works, Inc.	665,000
28,000	Ingersoll-Rand Co.	1,197,840
50,000	Tyco International Ltd.	1,375,000

		4,845,840

	E-COMMERCE/SERVICES - 0.75%
17,000	EBay, Inc.*	497,930

	ELECTRIC PRODUCTS - MISC - 2.65%
21,000	Emerson Electric Co.	1,760,010

	ELECTRIC COMPONENTS - SEMICONDUCTORS - 2.00%
22,000	Broadcom Corp.*	661,100
15,000	Marvell Technology Group Ltd.*	664,950

		1,326,050

	ELECTRONICS - MILITARY - 3.04%
26,700	L-3 Communications Holdings, Inc.	2,013,714

	ENTERPRISE SOFTWARE/SERVICES - 3.25%
41,000	SAP AG ADR (A)	2,153,320

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Growth Fund [49]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 96.62% (cont.)

number of shares		market value
	FOOD - CONFECTIONARY - 1.99%
24,000	The Hershey Co.	$1,321,680

	FOOD - WHOLESALE/DISTRIBUTION - 2.35%
51,000	SYSCO Corp.	1,558,560

	INDUSTRIAL AUTOMATION/ROBOTICS - 3.38%
19,000	Intermec, Inc.*	435,860
25,050	Rockwell Automation, Inc.	1,803,850

		2,239,710

	INDUSTRIAL GASES - 1.38%
17,000	Praxair, Inc.	918,000

	INSTRUMENTS - SCIENTIFIC - 0.47%
4,300	Fisher Scientific International, Inc.*	314,115

	INTERNET APPLICATION SOFTWARE - 1.06%
30,000	Red Hat, Inc.*	702,000

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 2.09%
16,000	Franklin Resources, Inc.	1,388,960

	LIFE/HEALTH INSURANCE - 2.15%
28,000	Stancorp Financial Group, Inc.	1,425,480

	MACHINERY - PRINT TRADE - 0.85%
16,500	Zebra Technologies Corp.*	563,640

	MEDICAL - BIOMEDICAL/GENETICS - 3.62%
26,000	Genzyme Corp.*	1,587,300
30,000	Medimmune, Inc.*	813,000

		2,400,300

	MEDICAL - DRUGS - 2.51%
10,000	Allergan, Inc.	1,072,600
18,000	Endo Pharmaceuticals Holdings, Inc.*	593,640

		1,666,240

	MEDICAL INSTRUMENTS - 1.81%
37,000	St. Jude Medical, Inc.*	1,199,540

	MEDICAL PRODUCTS - 4.75%
30,000	Baxter International, Inc.	1,102,800
21,000	Biomet, Inc.	657,090
33,000	Stryker Corp.	1,389,630

		3,149,520

	MOTORCYCLE/MOTOR SCOOTERS - 1.66%
20,000	Harley Davidson, Inc.	1,097,800

	MULTI-LINE INSURANCE - 2.58%
29,000	American International Group, Inc.	1,712,450

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Growth Fund [50]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 96.62% (cont.)

number of shares		market value
	OIL - FIELD SERVICES - 2.85%
11,000	Baker Hughes, Inc.	$900,350
20,000	Weatherford International Ltd.*	992,400

		1,892,750

	OIL COMPANY - EXPLORATION & PRODUCTION - 2.28%
25,000	Chesapeake Energy Corp.	756,250
17,000	XTO Energy, Inc.	752,590

		1,508,840

	OIL COMPANY - INTEGRATED - 1.98%
20,000	Total SA ADR (A)	1,310,400

	OIL FIELD MACHINERY & EQUIPMENT - 0.72%
7,500	National Oilwell Varco, Inc.*	474,900

	PHARMACY SERVICES - 4.74%
40,000	Caremark RX, Inc.*	1,994,800
20,000	Medco Health Solutions, Inc.*	1,145,600

		3,140,400

	RETAIL - APPAREL/SHOE - 2.41%
41,000	Chicos Fas, Inc.*	1,106,180
28,000	Urban Outfitters, Inc.*	489,720

		1,595,900

	RETAIL - BEDDING - 1.45%
29,000	Bed Bath Beyond, Inc.*	961,930

	RETAIL - BUILDING PRODUCTS - 3.11%
33,950	Lowe’s Companies, Inc.	2,059,747

	RETAIL - PET FOOD & SUPPLIES - 0.89%
23,000	Petsmart, Inc.	588,800

	RETAIL - REGIONAL DEPARTMENT STORE - 3.39%
38,000	Kohls Corp.*	2,246,560

	SEMICONDUCTOR EQUIPMENT - 3.47%
49,000	Linear Technology Corp.	1,641,010
13,000	Sandisk Corp.*	662,740

		2,303,750

	THERAPEUTICS - 3.03%
34,000	Gilead Sciences, Inc.*	2,011,440

	WIRELESS EQUIPMENT - 1.59%
52,000	Nokia Corp. ADR (A)	1,053,520

	Total Common Stocks (cost $58,304,115)	64,064,241

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Growth Fund [51]

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

SHORT-TERM INVESTMENTS - 3.35%

number of shares		market value
2,622,640	Fidelity Institution Money Market, 5.01% (A)	$2,223,805

	Total Short-Term Investments (cost $2,223,805)	2,223,805

	TOTAL INVESTMENTS - 99.97% (cost $60,527,920)	66,288,046
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET 0.03%	20,229

	NET ASSETS - 100.00%	$66,308,275

*	Non-income producing securities
A.	American Depositary Receipt
B.	Variable rate security; the yield shown represents the rate at June 30, 2006

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Growth Fund [52]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2006 (unaudited)

ASSETS

amount
Investments in Securities at Value (cost $60,527,920) [NOTE 1]	$66,288,046
Receivables:
Interest	10,765
Dividends	17,505
Fund Shares Sold	20,026
Prepaid Expenses	24,922

Total Assets	$66,361,264

LIABILITIES

amount
Accrued 12b-1 Fees Class A	$12,908
Accrued 12b-1 Fees Class B	1,780
Accrued 12b-1 Fees Class C	1,425
Payable for Fund Shares Redeemed	6,686
Accrued Expenses	30,190

Total Liabilities	$52,989

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 9,178,936 shares outstanding)	$62,398,970
Net Asset Value and Redemption Price Per Class A Share ($62,398,970 / 9,178,936 shares)	$6.80
Offering Price Per Share ($6.80 / 0.9475)	$7.18
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 330,528 shares outstanding)	$2,158,278
Net Asset Value and Offering Price Per Class B Share ($2,158,278 / 330,528 shares)	$6.53
Minimum Redemption Price Per Class B Share ($6.53 x 0.95 )	$6.20
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 267,377 shares outstanding)	$1,751,027
Net Asset Value and Offering Price Per Class C Share ($1,751,027 / 267,377 shares)	$6.55
Minimum Redemption Price Per Class C Share ($6.55 x 0.99 )	$6.48
Net Assets	$66,308,275

SOURCES OF NET ASSETS

amount
At June 30, 2006, Net Assets Consisted of:
Paid-in Capital	$68,587,397
Undistributed Net Investment Loss	(221,172)
Accumulated Net Realized Loss on Investments	(7,818,076)
Net Unrealized Appreciation in Value of Investments	5,760,126

Net Assets	$66,308,275

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Growth Fund [53]

LARGE / MID-CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME

amount
Interest	$63,183
Dividends	217,325

Total Investment Income	280,508

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	266,142
Fund Accounting, Transfer Agency, & Administration Fees	68,901
12b-1 Fees (Class A = $73,322, Class B = $8,549, Class C = $6,315) [NOTE 3]	88,186
Service Fees (Class B = $2,850, Class C = $2,105)	4,955
Custodian Fees	4,732
Audit Fees	9,006
Registration Fees	11,468
Printing Expense	6,586
Legal Expense	7,106
Insurance Expense	1,621
Trustee Fees	2,997
Miscellaneous Expense	24,078

Total Expenses	495,778

Expenses Recouped by Adviser [NOTE 3]	5,902

Total Net Expenses	501,680

Net Investment Loss	(221,172)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	940,443
Change in Unrealized Appreciation of Investments	(2,220,875)

Net Realized and Unrealized Loss on Investments	(1,280,432)

Net Decrease in Net Assets Resulting from Operations	$(1,501,604)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Growth Fund [54]

LARGE / MID-CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/06	year ended 12/31/05
	(unaudited)
Operations:
Net Investment Loss	$(221,172)	$(413,761)
Net Realized Gain (Loss) on Investments	940,443	(158,893)
Net Change in Unrealized Appreciation of Investments	(2,220,875)	2,926,723

Net Increase (Decrease) in Net Assets (resulting from operations)	(1,501,604)	2,354,069

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	11,802,673	11,060,388
Class B	42,914	85,155
Class C	406,101	702,998
Shares issued in connection with acquisition of the Noah Fund (Note 9):
Class A	—	8,201,589
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(1,894,307)	(4,484,967)
Class B	(146,077)	(512,278)
Class C	(105,278)	(226,474)

Net Increase in Net Assets (resulting from capital share transactions)	10,106,026	14,826,411

Total Increase in Net Assets	8,604,422	17,180,480

Net Assets:
Beginning of Year	57,703,853	40,523,373

End of Year	$66,308,275	$57,703,853

Undistributed Net Investment Income/(Loss)	$(221,172)	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,663,164	1,687,506
Class B	6,473	13,187
Class C	59,435	110,933
Shares issued in connection with acquisition of the Noah Fund (Note 9):
Class A	—	1,269,274
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(269,316)	(680,300)
Class B	(21,584)	(80,871)
Class C	(15,538)	(35,715)

Net Increase in Number of Shares Outstanding	1,422,634	2,284,014

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Growth Fund [55]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS A SHARES

	six months ended 06/30/06(D)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.92		$6.69	$6.17	$5.14	$7.28	$9.43

Income from Investment Operations:
Net Investment Loss (A)	(0.02)		(0.05)	(0.05)	(0.05)	(0.04)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		0.28	0.57	1.08	(2.10)	(2.11)

Total from Investment Operations	(0.12)		0.23	0.52	1.03	(2.14)	(2.15)

Net Asset Value at End of Year	$6.80		$6.92	$6.69	$6.17	$5.14	$7.28

Total Return (B)(C)	(1.73)%		3.44%	8.43%	20.04%	(29.40)%	(22.80)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$62,399		$53,901	$36,869	$23,407	$13,044	$8,854

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.54	%(E)	1.60%	1.55%	1.62%	1.80%	2.32%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.55	%(E)	1.60%	1.60%	1.60%	1.60%	1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.64	)%(E)	(0.80)%	(0.95)%	(1.05)%	(1.21)%	(1.72)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.66	)%(E)	(0.80)%	(1.00)%	(1.03)%	(1.01)%	(1.00)%

Portfolio Turnover	24.80%		38.61%	60.25%	53.43%	52.28%	20.47%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	Unaudited.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Growth Fund [56]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS B SHARES

	six months ended 06/30/06(D)		year ended 12/31/05	year ended 12/31/03	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.68		$6.50	$6.04	$5.07	$7.22	$9.41

Income from Investment Operations:
Net Investment Loss (A)	(0.05)		(0.10)	(0.11)	(0.08)	(0.07)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		0.28	0.57	1.05	(2.08)	(2.11)

Total from Investment Operations	(0.15)		0.18	0.46	0.97	(2.15)	(2.19)

Net Asset Value at End of Year	$6.53		$6.68	$6.50	$6.04	$5.07	$7.22

Total Return (B)(C)	(2.25)%		2.77%	7.62%	19.13%	(29.92)%	(23.27)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$2,158		$2,307	$2,688	$2,385	$1,311	$918

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.29	%(E)	2.35%	2.30%	2.38%	2.72%	3.66%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.30	%(E)	2.35%	2.35%	2.35%	2.35%	2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.39	)%(E)	(1.55)%	(1.70)%	(1.74)%	(2.12)%	(3.11)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.41	)%(E)	(1.55)%	(1.75)%	(1.71)%	(1.75)%	(1.80)%

Portfolio Turnover	24.80%		38.61%	60.25%	53.43%	52.28%	20.47%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	Unaudited.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Growth Fund [57]

LARGE / MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE/MID CAP GROWTH FUND - CLASS C SHARES
	six months ended 06/30/06(G)		year ended 12/31/05	period ended 12/31/04(A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.69		$6.52	$6.22

Income from Investment Operations:
Net Investment Loss (B)	(0.04)		(0.08)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		0.25	0.35

Total from Investment Operations	(0.14)		0.17	0.30

Net Asset Value at End of Period	$6.55		$6.69	$6.52

Total Return (C)(D)	(2.09)%		2.61%	4.82	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,751		$1,496	$967

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.29	%(F)	2.35%	2.30	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.30	%(F)	2.35%	2.35	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.39	)%(F)	(1.55)%	(1.70	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.41	)%(F)	(1.55)%	(1.75	)%(F)

Portfolio Turnover	24.80%		38.61%	60.25%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Large/Mid-Cap Value Growth Fund [58]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN STRATEGIC GROWTH FUND

FUND PROFILE (Unaudited):

Industries

(% of Net Assets)

Large Mid Cap Growth	34.44%
Large Mid Cap Value	25.21%
Small Cap Value	20.32%
Aggressive Growth	20.28%
Liabilities in Excess of Other Assets, Net	-0.25%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [59]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN STRATEGIC GROWTH FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Account Value 1/1/06	Account Value 6/30/06	Through 6/30/06
Actual - Class A	$1,000.00	$1,037.00	$5.51
Hypothetical - Class A (5% return before expenses)	1,000.00	1,019.40	5.46

Actual - Class B	$1,000.00	$1,032.80	$9.27
Hypothetical - Class B (5% return before expenses)	1,000.00	1,015.70	9.20

Actual - Class C	$1,000.00	$1,032.70	$9.27
Hypothetical - Class C (5% return before expenses)	1,000.00	1,015.70	9.20

*	Expenses are equal to the Fund’s annualized expense ratio of 1.09% for Class A, 1.84% for Class B, and 1.84% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 3.70% for Class A, 3.28% for Class B, and 3.27% for Class C for the six-month period of January 1, 2006, to June 30, 2006.

Timothy Plan Fund Profile [60]

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

MUTUAL FUNDS - 100.25%

number of shares		market value
1,596,202	Timothy Plan Fund Aggressive Growth Fund Class A	$12,354,601
3,084,751	Timothy Plan Fund Large/Mid Cap Growth Fund Class A*	20,976,309
1,089,745	Timothy Plan Fund Large/Mid Cap Value Fund Class A	15,354,506
741,829	Timothy Plan Fund Small Cap Value Fund Class A	12,373,708

	Total Mutual Funds (Cost $53,828,577)	61,059,124

SHORT-TERM INVESTMENTS - 0.36%

number of shares		market value
217,613	Fidelity Institution Money Market, 5.01% (A)	217,613

	Total Short-Term Investments (cost $217,613)	217,613

	TOTAL INVESTMENTS - 100.61% (cost $54,046,190)	61,276,737
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.61)%	(369,418)

	NET ASSETS - 100.00%	$60,907,319

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at June 30, 2006.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [61]

STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2006 (unaudited)

ASSETS

amount
Investments in Securities at Value (cost $54,046,190) [NOTE 1]	$61,276,737
Receivables:
Fund Shares Sold	87,265
Interest	468
Prepaid Expenses	20,269

Total Assets	$61,384,739

LIABILITIES

amount
Accrued 12b-1 Fees Class B	$10,341
Accrued 12b-1 Fees Class C	4,305
Payable for Fund Shares Redeemed	432,461
Accrued Expenses	30,313

Total Liabilities	$477,420

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,903,572 shares outstanding)	$37,157,817
Net Asset Value and Redemption Price Per Class A Share ($37,157,817 / 3,903,572 shares)	$9.52
Offering Price Per Share ($9.52 / 0.9475)	$10.05

Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,807,955 shares outstanding)	$16,520,848
Net Asset Value and Offering Price Per Class B Share ($16,520,848 / 1,807,955 shares)	$9.14
Minimum Redemption Price Per Class B Share ($9.14 x 0.95)	$8.68

Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 790,057 shares outstanding)	$7,228,654
Net Asset Value and Offering Price Per Class C Share ($7,228,654 / 790,057 shares)	$9.15
Minimum Redemption Price Per Class C Share ($9.15 x 0.99)	$9.06

Net Assets	$60,907,319

SOURCES OF NET ASSETS

amount
At June 30, 2006, Net Assets Consisted of:
Paid-in Capital	$52,144,268
Undistributed Net Investment Loss	(388,807)
Accumulated Undistributed Net Realized Gain on Investments	1,921,311
Net Unrealized Appreciation in Value of Investments	7,230,547

Net Assets	$60,907,319

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [62]

STRATEGIC GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME

amount
Interest	$6,161
Total Investment Income	6,161

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	181,438
Fund Accounting, Transfer Agency, & Administration Fees	61,393
12b-1 Fees (Class B = $65,858, Class C = $24,061) [NOTE 3]	89,919
Custodian Fees	3,783
Audit Fees	8,022
Registration Fees	9,603
Printing Expense	5,878
Legal Expense	6,318
Insurance Expense	1,446
Trustee Fees	2,636
Miscellaneous Expense	22,608

Total Expenses	393,044

Expenses Recouped by Adviser [NOTE 3]	1,924

Total Net Expenses	394,968

Net Investment Loss	(388,807)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Investments	—
Change in Unrealized Appreciation of Investments	1,820,143

Net Realized and Unrealized Gain on Investments	1,820,143

Net Increase in Net Assets Resulting from Operations	$1,431,336

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [63]

STRATEGIC GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/06	year ended 12/31/05
	(unaudited)
Operations:
Net Investment Loss	$(388,807)	$(580,833)
Capital Gain Distributions from Other Investment Companies	—	2,008,960
Net Realized (Gain) Loss on Investments	—	13,176
Net Change in Unrealized Appreciation of Investments	1,820,143	1,261,736

Net Increase in Net Assets (resulting from operations)	1,431,336	2,703,039

Distributions to Shareholders:
Net Capital Gains:
Class A	—	(841)
Class B	—	(577)
Class C	—	(179)

Total Distributions	—	(1,597)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	12,439,533	7,892,613
Class B	172,431	191,447
Class C	1,942,215	3,384,129
Dividends Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(2,435,388)	(3,971,574)
Class B	(1,701,725)	(2,146,881)
Class C	(320,303)	(429,447)

Net Increase in Net Assets (resulting from capital share transactions)	10,096,763	4,920,287

Total Increase in Net Assets	11,528,099	7,621,729

Net Assets:
Beginning of Year	49,379,220	41,757,491

End of Year	$60,907,319	$49,379,220

Undistributed Net Investment Income/(Loss)	$(388,097)	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,277,751	913,170
Class B	18,455	23,402
Class C	208,508	405,521
Shares Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(254,803)	(464,890)
Class B	(184,699)	(258,883)
Class C	(34,970)	(51,613)

Net Increase in Number of Shares Outstanding	1,030,242	566,707

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [64]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES

	six months ended 06/30/06(F)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.18		$8.64	$8.10	$6.33	$8.47	$9.61

Income from Investment Operations:
Net Investment Loss (A)	(0.05)		(0.10)	(0.05)	(0.07)	(0.07)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.39		0.64	0.71	1.84	(2.07)	(1.08)

Total from Investment Operations	0.34		0.54	0.66	1.77	(2.14)	(1.13)

Less Distributions:
Dividends from Realized Gains	—		— *	(0.12)	—	— *	(0.01)
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		—	(0.12)	—	—	(0.01)

Net Asset Value at End of Year	$9.52		$9.18	$8.64	$8.10	$6.33	$8.47

Total Return (B)(C)	3.70%		6.25%	8.09%	27.96%	(25.26)%	(11.72)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$37,158		$26,451	$21,019	$12,948	$7,430	$4,675

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.10	%(G)	1.11%	1.13%	1.17%	1.34%	1.68%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.09	%(G)	1.15%	1.15%	1.15%	1.25%	1.25%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(1.08	)%(G)	(1.10)%	(0.74)%	(1.17)%	(1.34)%	(1.61)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(1.07	)%(G)	(1.14)%	(0.76)%	(1.15)%	(1.25)%	(1.18)%

Portfolio Turnover	0.00%		1.61%	0.46%	0.53%	0.67%	0.15%

*	Distribution was less than $0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	Unaudited.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [65]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES

	six months ended 06/30/06(F)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$8.85		$8.39	$7.92	$6.25	$8.42	$9.61

Income from Investment Operations:
Net Investment Loss (A)	(0.08)		(0.16)	(0.12)	(0.11)	(0.12)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	0.37		0.62	0.71	1.78	(2.05)	(1.09)

Total from Investment Operations	0.29		0.46	0.59	1.67	(2.17)	(1.18)

Less Distributions:
Dividends from Realized Gains	—		— *	(0.12)	—	— *	(0.01)
Dividends from Net Investment Income	—		—	—	—	—	—

Total Distributions	—		—	(0.12)	—	—	(0.01)

Net Asset Value at End of Year	$9.14		$8.85	$8.39	$7.92	$6.25	$8.42

Total Return (B)(C)	3.28%		5.49%	7.39%	26.72%	(25.77)%	(12.24)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$16,521		$17,467	$18,535	$16,350	$9,394	$7,042

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.85	%(G)	1.86%	1.88%	1.92%	2.10%	2.27%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.84	%(G)	1.90%	1.90%	1.90%	2.00%	2.00%

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(1.83	)%(G)	(1.85)%	(1.49)%	(1.92)%	(2.10)%	(2.21)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(1.82	)%(G)	(1.89)%	(1.51)%	(1.90)%	(2.00)%	(1.94)%

Portfolio Turnover	0.00%		1.61%	0.46%	0.53%	0.67%	0.15%

*	Distribution was less than $0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	Unaudited.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [66]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS C SHARES

	six months ended 06/30/06(I)		year ended 12/31/05	period ended 12/31/04(A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.86		$8.39	$8.03

Income from Investment Operations:
Net Investment Loss (B)	(0.08)		(0.16)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	0.37		0.63	0.53

Total from Investment Operations	0.29		0.47	0.48

Less Distributions:
Dividends from Realized Gains	—		— *	(0.12)
Dividends from Net Investment Income	—		—	—

Total Distributions	—		—	(0.12)

Net Asset Value at End of Period	$9.15		$8.86	$8.39

Total Return (C)(D)	3.27%		5.61%	5.92	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$7,229		$5,462	$2,204

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.85	%(F)	1.86%	1.88	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.84	%(F)	1.90%	1.90	%(F)

Ratio of Net Investment Loss to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)(H)	(1.83	)%(F)	(1.85)%	(1.49	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)(H)	(1.82	)%(F)	(1.89)%	(1.51	)%(F)

Portfolio Turnover	0.00%		1.61%	0.46%

*	Distribution was less than $0.01 per share
(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(I)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Fund [67]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

FUND PROFILE (Unaudited):

Industries

(% of Net Assets)

Fixed Income	29.66%
Large Mid Cap Value	30.16%
Large Mid Cap Growth	19.59%
Small Cap Value	20.25%
Other Assets less Liabilities, Net	0.34%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [68]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	During Period* 1/1/06 Through 6/30/06
Actual - Class A	$1,000.00	$1,028.60	$5.68
Hypothetical - Class A (5% return before expenses)	1,000.00	1,019.20	5.66

Actual - Class B	$1,000.00	$1,024.90	$9.44
Hypothetical - Class B (5% return before expenses)	1,000.00	1,015.50	9.39

Actual - Class C	$1,000.00	$1,025.90	$9.44
Hypothetical - Class C (5% return before expenses)	1,000.00	1,015.50	9.39

*	Expenses are equal to the Fund’s annualized expense ratio of 1.13% for Class A, 1.88% for Class B, and 1.88% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.86% for Class A, 2.49% for Class B, and 2.59% for Class C for the six-month period of January 1, 2006, to June 30, 2006.

Timothy Plan Fund Profile [69]

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30,2006 (unaudited)

MUTUAL FUNDS - 99.66%

number of shares		market value
1,448,998	Timothy Plan Fund Fixed Income Fund Class A	14,113,236
1,371,202	Timothy Plan Fund Large/Mid Cap Growth Fund Class A*	9,324,176
1,018,868	Timothy Plan Fund Large/Mid Cap Value Fund Class A	14,355,845
577,795	Timothy Plan Fund Small Cap Value Fund Class A	9,637,624

	Total Mutual Funds (cost $42,639,326)	47,430,881

SHORT-TERM INVESTMENTS - 0.02%

number of shares		market value
10,383	Fidelity Institution Money Market, 5.01%(A)	10,383

	Total Short-Term Investments (cost $10,383)	10,383

	TOTAL INVESTMENTS - 99.68% (cost $42,649,709)	47,441,264
	OTHER ASSETS AND LIABILITIES, NET - 0.32%	151,214

	NET ASSETS - 100.00%	$47,592,478

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at June 30, 2006.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [70]

CONSERVATIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30,2006 (unaudited)

ASSETS

amount
Investments in Securities at Value (cost $42,649,709) [NOTE 1]	$47,441,264
Receivables:
Dividends	154,834
Interest	205
Fund Shares Sold	14,402
Other	1,769
Prepaid Expenses	19,744

Total Assets	$47,632,218

LIABILITIES

amount
Accrued 12b-1 fees Class B	$6,656
Accrued 12b-1 fees Class C	3,142
Payable for Fund Shares Redeemed	4,164
Payable for Securities Purchased	—
Accrued Expenses	25,778

Total Liabilities	$39,740

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,833,210 shares outstanding)	$31,575,791
Net Asset Value and Redemption price Per Class A Share ($31,575,791 / 2,833,210 shares)	$11.14
Offering Price Per Share ($11.14 / 0.9475)	$11.76

Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,006,792 shares outstanding)	$10,766,945
Net Asset Value and Offering Price Per Class B Share ($10,766,945 / 1,006,792 shares)	$10.69
Minimum Redemption Price Per Share ($10.69 x 0.95)	$10.16

Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 490,105 shares outstanding)	$5,249,742
Net Asset Value and Offering Price Per Class C Share ($5,249,742 / 490,105 shares)	$10.71
Minimum Redemption Price Per Share ($10.71 x 0.99)	$10.60
Net Assets	$47,592,478

SOURCES OF NET ASSETS

amount
At June 30, 2006, Net Assets Consisted of:
Paid-in Capital	$40,610,988
Net Investment Loss	(18,382)
Accumulated Net Realized Gain on Investments	2,208,317
Net Unrealized Appreciation in Value of Investments	4,791,555

Net Assets	$47,592,478

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [71]

CONSERVATIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2005

INVESTMENT INCOME

amount
Interest	$2,986
Dividends	299,422

Total Investment Income	302,408

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	150,014
Fund Accounting, Transfer Agency, & Administration Fees	50,807
12b-1 Fees (Class B =$42,525, Class C =$18,105) [NOTE 3]	60,630
Custodian Fees	3,228
Audit Fees	6,643
Registration Fees	10,309
Printing Expense	4,854
Legal Expense	5,248
Insurance Expense	1,247
Trustee Fees	2,246
Miscellaneous Expense	18,483

Total Expenses	313,709

Expenses Recouped by Adviser [NOTE 3]	7,081

Total Net Expenses	320,790

Net Investment Loss	(18,382)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	56,057
Change in Unrealized Appreciation of Investments	1,185,391

Net Realized and Unrealized Gain on Investments	1,241,448

Net Increase in Net Assets Resulting from Operations	$1,223,066

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [72]

CONSERVATIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/06	year ended 12/31/05
	(unaudited)
Operations:
Net Investment Loss	$(18,382)	$(92,490)
Net Realized Gain on Investments	56,057	210,330
Capital Gain Distributions From Other Investment Companies	—	1,961,407
Net Change in Unrealized Appreciation of Investments	1,185,391	110,761

Net Increase in Net Assets (resulting from operations)	1,223,066	2,190,008

Distributions to shareholders:
Return of Capital
Class A	—	—
Class B	—	—
Class C	—	—
Capital Gains
Class A	—	—
Class B	—	—
Class C	—	—

Total Distributions	—	—

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	5,511,430	7,714,831
Class B	26,275	173,094
Class C	1,138,769	2,558,857
Dividends Reinvested:
Class A	—	—
Class B	—	—
Class C	—	—
Cost of Shares Redeemed:
Class A	(2,505,097)	(4,650,630)
Class B	(1,215,655)	(1,913,394)
Class C	(364,016)	(1,043,678)

Net Increase in Net Assets (resulting from capital share transactions)	2,591,706	2,839,080

Total Increase in Net Assets	3,814,772	5,029,088

Net Assets:
Beginning of Period	43,777,706	38,748,618

End of Period	$47,592,478	$43,777,706

Undistributed Net Investment Income / (Loss)	$(18,382)	$—

Shares of Capital Stock of the Fund Sold:
Shares Sold:
Class A	492,185	750,290
Class B	2,453	17,718
Class C	106,115	257,840
Shares Reinvested
Class A	—	—
Class B	—	—
Class C	—	—
Shares Redeemed:
Class A	(223,595)	(450,167)
Class B	(113,086)	(192,583)
Class C	(33,567)	(104,829)

Net Increase in Number of Shares Outstanding	230,505	278,269

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [73]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES

	six months ended 06/30/06(F)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.83		$10.26	$9.85	$8.20	$9.43	$9.98

Income from Investment Operations:
Net Investment Income (Loss) (B)	0.01		(0.01)	0.02	—	0.02	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.30		0.58	0.61	1.66	(1.25)	(0.53)

Total from Investment Operations	0.31		0.57	0.63	1.66	(1.23)	(0.54)

Less Distributions:
Dividends from Realized Gains	—		—	(0.19)	(0.01)	—	(0.01)
Dividends from Net Investment Income	—		—	—	—	— *	— *
Distributions from Paid-in-Capital	—		—	(0.03)	—	—	—

Total Distributions	—		—	(0.22)	(0.01)	—	(0.01)

Net Asset Value at End of Year	$11.14		$10.83	$10.26	$9.85	$8.20	$9.43

Total Return (A)(C)	2.86%		5.56%	6.41%	20.22%	(13.03)%	(5.41)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$31,576		$27,765	$23,241	$15,765	$9,573	$5,787

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.10	%(G)	1.13%	1.14%	1.18%	1.38%	1.74%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.13	%(G)	1.15%	1.15%	1.15%	1.20%	1.20%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	0.15	%(G)	(0.11)%	0.27%	0.02%	0.06%	(0.17)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	0.18	%(G)	(0.13)%	0.26%	0.05%	0.24%	0.37%

Portfolio Turnover	1.08%		3.61%	0.00%	2.51%	0.00%	4.03%

*	Distribution was less than $0.01 per share
(A)	Total return calculation does not reflect sales load.
(B)	Per share amounts calculated using average shares method.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	Unaudited.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [74]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES

	six months ended 06/30/06(F)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$10.43		$9.96	$9.60	$8.06	$9.33	$9.96

Income from Investment Operations:
Net Investment Loss (B)	(0.03)		(0.09)	(0.05)	(0.06)	(0.03)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	0.29		0.56	0.60	1.61	(1.24)	(0.60)

Total from Investment Operations	0.26		0.47	0.55	1.55	(1.27)	(0.62)

Less Distributions:
Dividends from Realized Gains	—		—	(0.19)	(0.01)	—	(0.01)
Dividends from Net Investment Income	—		—	—	—	— *	— *

Total Distributions	—		—	(0.19)	(0.01)	—	(0.01)

Net Asset Value at End of Year	$10.69		$10.43	$9.96	$9.60	$8.06	$9.33

Total Return (A)(C)	2.49%		4.72%	5.72%	19.20%	(13.64)%	(6.23)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$10,767		$11,652	$12,870	$11,918	$7,846	$4,340

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.85	%(G)	1.88%	1.89%	1.94%	2.13%	2.70%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.88	%(G)	1.90%	1.90%	1.90%	1.95%	1.95%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(0.60	)%(G)	(0.86)%	(0.48)%	(0.76)%	(0.67)%	(1.19)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	(0.57	)%(G)	(0.88)%	(0.49)%	(0.72)%	(0.49)%	(0.44)%

Portfolio Turnover	1.08%		3.61%	0.00%	2.51%	0.00%	4.03%

*	Distribution was less than $0.01 per share
(A)	Total return calculation does not reflect sales load.
(B)	Per share amounts calculated using average shares method.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	Unaudited.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [75]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS C SHARES

	six months ended 06/30/06(I)		year ended 12/31/05	period ended 12/31/04(A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.44		$9.97	$9.69

Income from Investment Operations:
Net Investment Loss (B)	(0.03)		(0.09)	(0.02)
Net Realized and Unrealized Gain on Investments	0.30		0.56	0.49

Total from Investment Operations	0.27		0.47	0.47

Less Distributions:
Dividends from Realized Gains	—		—	(0.19)
Dividends from Net Investment Income	—		—	—

Total Distributions	—		—	(0.19)

Net Asset Value at End of Period	$10.71		$10.44	$9.97

Total Return (C)(D)	2.59%		4.71%	4.84	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$5,250		$4,361	$2,638

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.85	%(F)	1.88%	1.89	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.88	%(F)	1.90%	1.90	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)(H)	(0.60	)%(F)	(0.86)%	(0.48	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)(H)	(0.57	)%(F)	(0.88)%	(0.49	)%(F)

Portfolio Turnover	1.08%		3.61%	0.00%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(I)	Unaudited.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [76]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN MONEY MARKET FUND

FUND PROFILE (Unaudited):

Top Ten Holdings

(% of Net Assets)

Federal Home Loan Bank, 07/10/2006	12.99%
Federal Home Loan Bank, 07/12/2006	12.57%
Federal Home Loan Bank, 08/10/2006	12.52%
Federal Home Loan Bank, 07/05/2006	12.16%
Federal Home Loan Bank, 08/11/2006	11.68%
Federal Home Loan Bank, 08/16/2006	11.68%
Federal Home Loan Bank, 08/18/2006	10.50%
Federal Home Loan Bank, 07/03/2006	9.23%
Federal Home Loan Bank, 08/15/2006	6.67%

100.00%

Industries

(% of Net Assets)

Government	100.01%
Liabilites in Excess of Other Assets, Net	-0.01%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Fund Profile [77]

FUND PROFILE

June 30, 2006

TIMOTHY PLAN MONEY MARKET FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 Through 6/30/06
Actual	$1,000.00	$1,018.90	$4.30
Hypothetical - (5% return before expenses)	1,000.00	1,020.50	4.31

*	Expenses are equal to the Fund’s annualized expense ratio of 0.86%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.89% for the six-month period of January 1, 2006 to June 30, 2006.

Timothy Plan Top Fund Profile [78]

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

SHORT TERM INVESTMENTS - 100.22%

par value		market value
	Government Agencies - 100.01%
$750,000	Federal Home Loan Discount Note, 08/10/2006	$746,121
700,000	Federal Home Loan Discount Note, 08/11/2006	696,258
400,000	Federal Home Loan Discount Note, 08/15/2006	397,659
700,000	Federal Home Loan Discount Note, 08/16/2006	695,791
630,000	Federal Home Loan Discount Note, 08/18/2006	626,008
550,000	Federal Home Loan Discount Note, 07/03/2006	550,000
725,000	Federal Home Loan Discount Note, 07/05/2006	724,804
775,000	Federal Home Loan Discount Note, 07/10/2006	774,267
750,000	Federal Home Loan Discount Note, 07/12/2006	749,081

	Total Government Agencies (amortized cost $5,959,989)	5,959,989

	Money Market Instruments - 0.21%
12,385	Fidelity Institution Money Market, 5.01%(A)	12,385

	Total Money Market Instruments (cost $12,385)	12,385

	TOTAL INVESTMENTS - 100.22% (cost $5,972,374)	5,972,374
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.22%)	(12,821)

	NET ASSETS - 100.00%	$5,959,553

A.	Variable rate security; the yield shown represents the rate at June 30, 2006.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [79]

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2006 (unaudited)

ASSETS

amount
Investments in Securities at Value (cost $5,972,374) [NOTE 1]	$5,972,374
Receivables:
Interest	928
Fund Shares Sold	10,332
Prepaid Expenses	12,968

Total Assets	$5,996,602

LIABILITIES

amount
Payable for Fund Shares Redeemed	$31,631
Distribution Payable	2,251
Accrued Expenses	3,167

Total Liabilities	$37,049

NET ASSETS

amount
Net Assets	$5,959,553

Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)	5,959,855
Net Asset Value, Offering and Redemption Price Per Share ($5,959,553 / 5,959,855 shares)	$1.00

SOURCES OF NET ASSETS

amount
At June 30, 2006, Net Assets Consisted of:
Paid-in Capital	$5,959,929
Accumulated Undistributed Net Investment Income	491
Accumulated Net Realized Loss on Investments	(867)

Net Assets	$5,959,553

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [80]

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME

amount
Interest	$128,326

Total Investment Income	128,326

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	16,560
Fund Accounting, Transfer Agency, & Administration Fees	6,000
Custodian Fees	1,419
Audit Fees	784
Registration Fees	4,785
Printing Expense	573
Legal Expense	618
Insurance Expense	166
Trustee Fees	265
Miscellaneous Expense	1,906

Total Expenses	33,076

Expenses Waived and Reimbursed by Adviser [NOTE 3]	(9,613)

Total Net Expenses	23,463

Net Investment Income	104,863

REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS

amount
Net Realized Loss on Investments	(88)

Net Increase in Net Assets Resulting from Operations	$104,775

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [81]

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE IN NET ASSETS

	six months ended 06/30/06	year ended 12/31/05
	(unaudited)
Operations:
Net Investment Income	$104,863	$115,638
Net Realized Gain (Loss) on Investments	(88)	(330)

Net Increase in Net Assets (resulting from operations)	104,775	115,308

Distributions to Shareholders:
Net Investment Income	(105,370)	(116,270)
Net Realized Gain	—	(252)

Total Distributions	(105,370)	(116,522)

Capital Share Transactions:
Proceeds from Shares Sold	3,858,817	6,581,505
Dividends Reinvested	88,845	93,096
Cost of Shares Redeemed	(3,182,962)	(5,176,157)

Net Increase in Net Assets (resulting from capital share transactions)	764,700	1,498,444

Total Increase in Net Assets	764,105	1,497,230

Net Assets:
Beginning of Year	5,195,448	3,698,218

End of Year	$5,959,553	$5,195,448

Accumulated Undistributed Net Investment Income	$491	$998

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	3,858,817	6,581,505
Shares Reinvested	88,845	93,096
Shares Redeemed	(3,182,962)	(5,176,157)

Net Increase in Number of Shares Outstanding	764,700	1,498,444

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [82]

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND

	six months ended 06/30/06 (C)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	year ended 12/31/02	year ended 12/31/01
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income (A)	0.02		0.03	0.01	0.01	0.01	0.03

Total from Investment Operations	0.02		0.03	0.01	0.01	0.01	0.03

Less Distributions:
Dividends from Realized Gains	(0.00)		(0.00)*	—	—	—	—
Dividends from Net Investment Income	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)	(0.03)

Total Distributions	(0.02)		(0.03)	(0.01)	(0.01)	(0.01)	(0.03)

Net Asset Value at End of Year	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (B)	1.89%		2.48%	0.97%	0.59%	0.80%	3.34%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000s)	$5,960		$5,195	$3,698	$3,554	$3,544	$2,774

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.21	%(D)	1.13%	1.20%	1.40%	1.85%	2.33%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.85	%(D)	0.66%	0.25%	0.48%	0.85%	0.73%

Ratio of Net Investment Income to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.49	%(D)	2.03%	0.07%	(0.36)%	(0.22)%	1.45%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.85	%(D)	2.50%	1.02%	0.56%	0.78%	3.05%

*	Distribution was less than $0.01 per share
(A)	Per share amounts calculated using average shares.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(C)	Unaudited.
(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [83]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2006

TIMOTHY PLAN PATRIOT FUND

FUND PROFILE (Unaudited):

Top Ten Holdings

(% of Net Assets)

CommScope, Inc.	4.54%
Chareles River Laboratories, Inc.	3.70%
Highland Hospitality Corp.	3.57%
MCG Capital Corp.	3.55%
Comstock Resources, Inc.	3.07%
Kite Realty Group Trust	3.07%
Jacuzzi Brands, Inc.	2.89%
K2, Inc.	2.73%
EDO Corp.	2.72%
InfoUSA, Inc.	2.71%

32.55%

Industries

(% of Net Assets)

Industrial	19.09%
Consumer, Cyclical	14.03%
Financial	13.43%
Communications	12.93%
Consumer, Non-cyclical	9.27%
Energy	8.48%
Healthcare	5.54%
Technology	5.34%
Other Assets less Liabilities, Net	11.89%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Fund Profile [84]

TOP TEN HOLDINGS/INDUSTRIES

June 30, 2006

TIMOTHY PLAN PATRIOT FUND

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/06	Ending Account Value 6/30/06	Expenses Paid During Period* 1/1/06 Through 6/30/06
Actual - Class A	$1,000.00	$1,026.40	$8.04
Hypothetical - Class A (5% return before expenses)	1,000.00	1,016.90	8.00

Actual - Class C	$1,000.00	$1,021.90	$11.78
Hypothetical - Class C (5% return before expenses)	1,000.00	1,013.10	11.73

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% for Class A and 2.35% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.64% for Class A and 2.19% for Class C for the six-month period of January 1, 2006, to June 30, 2006.

Timothy Plan Fund Profile [85]

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 88.11%

number of shares		market value
	AEROSPACE/DEFENSE - 3.72%
2,550	EDO Corp.	$62,067
700	Teledyne Technologies, Inc.*	22,932

		84,999

	AUCTION HOUSE/ART DEALER - 1.75%
1,800	Adesa, Inc.	40,032

	AUTOMOTIVE RETAIL - 0.93%
700	Lithia Motors, Inc.	21,224

	BUILDING - MOBILE HOME/MANUFACTURED HOUSING - 0.63%
1,300	Champion Enterprises, Inc.*	14,352

	BUILDING PRODUCTS - AIR & HEATING - 1.80%
1,550	Lennox International, Inc.	41,044

	BUSINESS SERVICES - 1.13%
1,200	Macrovision Corp.*	25,824

	COMMERCIAL BANKS - EASTERN US - 0.70%
650	Capital Crossing Bank*	15,990

	COMMERCIAL SERVICES - FINANCE - 2.37%
2,700	Interactive Data Corp.*	54,243

	CONSULTING SERVICES - 2.28%
2,300	Navigant Consulting, Inc.*	52,095

	DATA PROCESSING/MANAGEMENT - 2.71%
6,000	InfoUSA, Inc.	61,860

	DIVERSIFIED MANUFACTURING OPERATIONS - 6.21%
3,800	Blount International, Inc.*	45,676
2,000	Federal Signal Corp.	30,280
7,500	Jacuzzi Brands, Inc.*	66,000

		141,956

	E-COMMERCE/PRODUCTS - 1.36%
5,400	1-800-Flowers.Com, Inc.*	31,158

	ELECTRONIC COMPONENTS - 0.42%
400	Benchmark Electronics, Inc.*	9,648

	ELECTRONICS - 1.28%
1,500	DTS, Inc.*	29,220

	ENGINEERING / R&D SERVICES - 1.10%
600	URS Corp.*	25,200

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [86]

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 88.11% (cont.)

number of shares		market value
	FINANCIAL GUARANTEE INSURANCE - 2.53%
1,300	PMI Group, Inc.	$57,954

	HOUSEHOLD PRODUCTS - 1.51%
800	Central Garden & Pet Co.*	34,440

	INDUSTRIAL AUTOMATION/ROBOTICS - 2.11%
2,100	Intermec, Inc.*	48,174

	INDUSTRIAL MACHINERY - 1.71%
1,500	Robbins & Myers, Inc.	39,210

	INVESTMENT COMPANIES - 3.55%
5,100	MCG Capital Corp.	81,090

	MEDICAL - BIOMEDICAL/GENETICS - 4.13%
150	Bio-Rad Laboratories, Inc.*	9,741
2,300	Charles River Laboratories International, Inc.*	84,640

		94,381

	MEDICAL - DRUGS - 1.84%
2,250	K-V Pharmaceutical Co.*	41,985

	NETWORKING PRODUCTS - 3.50%
900	Anixter International, Inc.*	42,714
1,700	Polycom, Inc.*	37,264

		79,978

	OIL & GAS DRILLING - 2.53%
7,500	Grey Wolf, Inc.*	57,750

	OIL COMPANY - EXPLORATION & PRODUCTION - 5.96%
2,350	Comstock Resources, Inc.*	70,171
1,500	Energy Partners Ltd*	28,425
875	Swift Energy Corp.*	37,564

		136,160

	PUBLISHING - BOOKS - 2.18%
1,500	John Wiley & Sons, Inc.	49,800

	REITS - DIVERSIFIED - 3.07%
4,500	Kite Realty Group Trust	70,155

	REITS - HOTELS - 3.57%
5,800	Highland Hospitality Corp.	81,664

	RESORTS/THEME PARKS - 0.90%
2,000	Sunterra Corp.*	20,480

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [87]

PATRIOT FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

COMMON STOCKS - 88.11% (cont.)

number of shares		market value
	RETAIL - APPAREL/SHOE - 0.43%
300	Stage Stores, Inc.	$9,900

	RETAIL - OFFICE SUPPLIES - 2.65%
1,900	School Specialty, Inc.*	60,515

	RETAIL - PAWN SHOPS - 2.66%
1,900	Cash America International, Inc.	60,800

	RETAIL - RESTAURANTS - 2.75%
800	Brinker International, Inc.	29,040
1,000	CBRL Group, Inc.	33,920

		62,960

	RETAIL - SPORTING GOODS - 2.73%
5,700	K2, Inc.*	62,358

	TECHNOLOGY DISTRIBUTORS - 1.50%
1,800	Insight Enterprises, Inc.*	34,290

	TELECOMMUNICATIONS EQUIPMENT - 4.54%
3,300	Commscope, Inc.*	103,686

	WIRE & CABLE PRODUCTS - 2.02%
1,400	Belden CDT, Inc.	46,270

	WIRELESS TELECOMMUNICATIONS SERVICES - 1.35%
2,100	Syniverse Holdings, Inc.*	30,870

	Total Common Stocks (cost $1,884,988)	2,013,715

SHORT-TERM INVESTMENTS - 8.79%

number of shares		market value
100,382	Fidelity Institution Money Market, 5.01% (A)	100,382
100,381	First American Treasury Obligations Fund, 4.55% (A)	100,381

	Total Short-Term Investments (cost $200,763)	200,763

	TOTAL INVESTMENTS - 96.90% (identified cost $2,085,751)	2,214,478
	OTHER ASSETS IN EXCESS OF LIABILITIES, NET 3.10%	70,891

	NET ASSETS - 100.00%	$2,285,369

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at June 30, 2006

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [88]

PATRIOT FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2006 (unaudited)

ASSETS

amount
Investments in Securities at Value (cost $2,085,751) [NOTE 1]	$2,214,478
Cash	41,074
Receivables:
Due from Advisor	764
Interest	738
Dividends	3,662
Fund Shares Sold	6,201
Prepaid Expenses	20,761

Total Assets	$2,287,678

LIABILITIES

amount
Accrued 12b-1 Fee Class A	$318
Accrued 12b-1 Fee Class C	558
Accrued Expenses	1,433

Total Liabilities	$2,309

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 146,010 shares outstanding)	$1,588,365
Net Asset Value and Redemption Price Per Class A Share ($1,588,365 / 146,010 shares)	$10.88
Offering Price Per Share ($10.88 / 0.9475)	$11.48
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 65,062 shares outstanding)	$697,004
Net Asset Value and Offering Price Per Class C Share ($697,004 / 65,062 shares)	$10.71
Minimum Redemption Price Per Class C Share ($10.71 x 0.99 )	$10.60
Net Assets	$2,285,369

SOURCES OF NET ASSETS

amount
At June 30, 2006, Net Assets Consisted of:
Paid-in Capital	$2,115,537
Undistributed Net Investment Loss	(6,305)
Accumulated Net Realized Loss on Investments	47,410
Net Unrealized Appreciation in Value of Investments	128,727

Net Assets	$2,285,369

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [89]

PATRIOT FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME

amount
Interest	$4,142
Dividends	9,838

Total Investment Income	13,980

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	9,432
Fund Accounting, Transfer Agency, & Administration Fees	2,442
12b-1 Fees (Class A = $1,930, Class C = $2,531) [NOTE 3]	4,461
Service Fees (Class C) [NOTE 3]	844
Custodian Fees	1,134
Audit Fees	319
Registration Fees	7,063
Printing Expense	234
Legal Expense	252
Insurance Expense	55
Trustee Fees	106
Miscellaneous Expense	2,463

Total Expenses	28,805
Expenses Waived and Reimbursed by Adviser [NOTE 3]	(8,520)

Total Net Expenses	20,285

Net Investment Loss	(6,305)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain on Investments	101,737
Change in Unrealized Appreciation of Investments	(52,978)

Net Realized and Unrealized Gain on Investments	48,759

Net Increase in Net Assets Resulting from Operations	$42,454

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [90]

PATRIOT FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/06	year ended 12/31/05
	(unaudited)
Operations:
Net Investment Loss	$(6,305)	$(9,024)
Net Realized Loss on Investments	101,737	(52,469)
Net Change in Unrealized Appreciation of Investments	(52,978)	120,053

Net Increase (Decrease) in Net Assets (resulting from operations)	42,454	58,560

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	278,194	862,030
Class C	116,362	312,618
Cost of Shares Redeemed:
Class A	(158,768)	(155,759)
Class C	(13,154)	(19,783)

Net Increase in Net Assets (resulting from capital share transactions)	222,634	999,106

Total Increase in Net Assets	265,088	1,057,666
Net Assets:
Beginning of Period	2,020,281	962,615

End of Period	$2,285,369	$2,020,281

Undistributed Net Investment Income / (Loss)	$(6,305)	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	24,827	85,897
Class C	10,572	30,979
Shares Redeemed:
Class A	(14,332)	(15,227)
Class C	(1,211)	(1,931)

Net Increase in Number of Shares Outstanding	19,856	99,718

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [91]

PATRIOT FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

PATRIOT FUND - CLASS A SHARES

	six months ended 06/30/06		year ended 12/31/05	period ended 12/31/04 (A)
	(unaudited)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.60		$10.53	$10.00

Income from Investment Operations:
Net Investment Loss (B)	(0.02)		(0.04)	(0.03)
Net Realized and Unrealized Gain on Investments	0.30		0.11	0.56

Total from Investment Operations	0.28		0.07	0.53

Net Asset Value at End of Period	$10.88		$10.60	$10.53

Total Return (C)(D)	2.64%		0.66%	5.30	%(E)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,588		$1,437	$683

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.37	%(F)	1.82%	5.00	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.60	%(F)	1.60%	1.60	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.11.	)%(F)	(0.58)%	(4.11	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.34	)%(F)	(0.36)%	(0.71	)%(F)

Portfolio Turnover	38.47%		52.18%	20.76%

(A)	For the period May 5, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [92]

PATRIOT FUND

FINANCIAL HIGHLIGHTS

The table below set forth financial data for one share of capital stock outstanding throughout each period presented.

PATRIOT FUND - CLASS C SHARES

	six months ended 06/30/06		year ended 12/31/05	period ended 12/31/04 (A)
	(unaudited)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.48		$10.49	$10.00

Income from Investment Operations:
Net Investment Loss (B)	(0.06)		(0.11)	(0.05)
Net Realized and Unrealized Gain on Investments	0.29		0.10	0.54

Total from Investment Operations	0.23		(0.01)	0.49

Net Asset Value at End of Period	$10.71		$10.48	$10.49

Total Return (C)(D)	2.19%		(0.10)%	4.90	%(E)
Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$697		$584	$280
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.12	%(F)	2.57%	5.75	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.35	%(F)	2.35%	2.35	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.86	)%(F)	(1.33)%	(4.86	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.09	)%(F)	(1.11)%	(1.46	)%(F)

Portfolio Turnover	38.47%		52.18%	20.76%

(A)	For the period May 5, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Patriot Fund [93]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 1 – Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of twelve series. These financials include the following nine series: Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan Small-Cap Value Fund, Timothy Plan Large/Mid-Cap Growth Fund, Timothy Plan Large/Mid-Cap Value Fund, Timothy Plan Money Market Fund, Timothy Plan Patriot Fund, and Timothy Plan Strategic Growth Fund, (“the Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Adviser believes show a high probability for superior growth.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 25%-30% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 15%-20% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 25%-30% in the Timothy Plan Fixed Income Fund.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will only purchase high quality securities.

The Timothy Plan Small-Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by investing primarily in at least 80% in U.S. small-cap stocks.

The Timothy Plan Large/Mid-Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Large/Mid-Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its investment objective, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, banker’s acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Patriot Fund’s investment objective is long-term capital growth. The Fund seeks to achieve its investment objective by primarily investing in common stocks. The Fund will invest in the common stock of companies who seek out and invest in products and services representing the core strengths of America’s economy.

Timothy Plan Notes to Financial Statements [94]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 15%-20% of its net assets in the Timothy Plan Small-Cap Value Fund; approximately 20%-25% of its net assets in the Timothy Plan Large/Mid-Cap Value Fund; approximately 30%-35% of its net assets in the Timothy Plan Large/Mid-Cap Growth Fund; and approximately 15%-20% in the Timothy Plan Aggressive Growth Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Securities for which quotations are not available are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees (the “Board”). Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees.

The Timothy Plan Money Market Fund will use the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced.

The Timothy Plan Fixed Income Fund invests in certain types of bonds that have limited marketability, known as “Church Bonds.” At June 30, 2006, the bonds were valued at the bid price.

Timothy Plan Notes to Financial Statements [95]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

B. Investment Income and Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Small-Cap Value Fund, the Timothy Plan Large/Mid-Cap Value Fund and the Timothy Plan Patriot Fund have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.

C. Net Asset Value Per Share

Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds; Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan Small-Cap Value Fund, Timothy Plan Large/Mid-Cap Growth Fund, Timothy Plan Large/Mid-Cap Value Fund, Timothy Plan Patriot Fund, and Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D. Classes

There are three Classes of shares currently offered by the Trust; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge that ends after the first year and ongoing service and distribution fees; No-Load shares are offered without sales charges or ongoing service/distribution fees (the Timothy Plan Money Market Fund only). The Trust previously has offered Class B shares to the public, which contain a contingent deferred sales charge that declines to zero over a period of years and are subject to an ongoing service/distribution fee. Sales of Class B shares to new shareholders were suspended by the Board during their meeting on February 27, 2004, with the suspension effective May, 2004.

Class specific expenses are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

E. Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Federal Income Taxes

It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

G. Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Timothy Plan Notes to Financial Statements [96]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2006:

	Purchases		Sales
funds	U.S. Government Obligations	Other	U.S. Government Obligations	Other
Aggressive Growth Fund	$—	$14,067,245	$—	$10,594,119
Conservative Growth Fund	$—	$5,056,741	$—	$500,000
Fixed Income Fund	$8,278,667	$14,056,158	$7,283,383	$8,716,541
Large/Mid-Cap Growth Fund	$—	$25,333,731	$—	$15,021,605
Large/Mid-Cap Value Fund	$—	$30,904,803	$—	$23,296,713
Patriot Fund	$—	$751,354	$—	$758,016
Small-Cap Value Fund	$—	$91,131,773	$—	$87,336,380
Strategic Growth Fund	$—	$12,085,661	$—	$—

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment adviser for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board of Trustees on February 25, 2006. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, Timothy Plan Small-Cap Value, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value Funds, and Timothy Plan Patriot Fund; 0.60% of the average daily net assets of the Timothy Plan Fixed Income and Timothy Plan Money Market Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds. An officer and trustee of the Funds is also an officer of the Adviser. TPL has contractually agreed to reduce fees payable to it by certain Funds and reimburse other expenses to the extent necessary to limit those Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to 0.85% for the Timothy Plan Money Market Fund and to the specified percentages listed below for the shares classes as indicated:

Timothy Plan Notes to Financial Statements [97]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

funds	Class A	Class B	Class C
Aggressive Growth Fund	1.60%	2.35%	2.35%
Conservative Growth Fund	NA	NA	NA
Fixed Income Fund	1.35%	2.10%	2.10%
Large/Mid-Cap Growth Fund	NA	NA	NA
Large/Mid-Cap Value Fund	N/A	N/A	N/A
Patriot Fund	1.60%	N/A	2.35%
Small-Cap Value Fund	N/A	N/A	N/A
Strategic Growth Fund	NA	NA	NA

The agreements to waive and reimburse expenses are effective through April 30, 2006 for the Timothy Plan Aggressive Growth, Timothy Plan Fixed Income, and Timothy Plan Money Market Funds. The agreement to waive and reimburse expenses is effective through April 30, 2007 for the Timothy Plan Patriot Fund.

For the six months ended June 30, 2006, TPL waived, reimbursed and recouped from the Funds as follows:

funds	waivers and reimbursements (recoupments)
Aggressive Growth Fund	$(2,080)
Conservative Growth Fund	$(7,081)
Fixed Income Fund	$(2,095)
Large/Mid-Cap Growth Fund	$(5,902)
Money Market Fund	$9,613
Patriot Fund	$8,520
Strategic Growth Fund	$(1,924)

For the Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan Large/Mid-Cap Growth Fund, Timothy Plan Money Market Fund, Timothy Patriot Fund and Timothy Plan Strategic Growth Fund; the Funds have agreed to repay these expenses within the following three years provided the Funds are able to effect such reimbursements and remain in compliance with applicable expense limitations.

At June 30, 2006, the cumulative amounts available for reimbursement that have been paid and/or waived by the Adviser on behalf of the Funds are as follows:

funds
Aggressive Growth Fund	$24,432
Fixed Income Fund	$12,129
Money Market Fund	$98,651
Patriot Fund	$21,114

Timothy Plan Notes to Financial Statements [98]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

At June 30, 2006, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

	December 31,
funds	2006	2007	2008	2009
Aggressive Growth Fund	$16,334	$8,098	$—	$—
Fixed Income Fund	$12,129	$—	$—	$—
Money Market Fund	$33,904	$33,178	$21,956	$9,613
Patriot Fund	$—	$11,253	$3,479	$15,995

The Timothy Plan Aggressive Growth, Timothy Plan Fixed Income, Timothy Plan Large/Mid-Cap Growth, Timothy Plan Large/Mid-Cap Value, Timothy Plan Small-Cap Value, and Timothy Plan Patriot have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Fund will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the six months ended June 30, 2006, the Funds paid TPL under the terms of the Plan as follows.

funds	distribution costs	service fees
Aggressive Growth Fund	$37,981	$3,842
Conservative Growth Fund	$60,630	$—
Fixed Income Fund	$57,829	$6,270
Large/Mid-Cap Growth Fund	$88,186	$4,955
Large/Mid-Cap Value Fund	$118,249	$12,837
Patriot Fund	$4,461	$844
Small-Cap Value Fund	$137,606	$23,352
Strategic Growth Fund	$89,919	$—

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six months ended June 30, 2006, TPL received $52,793 from the sales charges deducted from the proceeds of sale of capital shares.

Timothy Plan Notes to Financial Statements [99]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 4 - Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2006, other Timothy Plan Funds held for the benefit of others in aggregate, approximately 61% of the Timothy Plan Large/Mid-Cap Growth Class A, approximately 54% of the Timothy Plan Large/Mid-Cap Value Class A, approximately 64% of the Timothy Plan Fixed Income Class A, approximately 62% of the Timothy Plan Aggressive Growth Class A, and approximately 45% of the Timothy Plan Small Cap Value Class A; Band & Co. held for the benefit of others in aggregate, approximately 34% of the Timothy Plan Money Market.

Note 5 - Unrealized Appreciation (Depreciation)

At June 30, 2006, for federal income tax purposes, the cost is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Aggressive Growth Fund	$24,367,350	$3,336,512	$(1,375,161)	$1,961,351
Conservative Growth Fund	$42,704,472	$5,303,510	$(566,718)	$4,736,792
Fixed Income Fund	$38,307,754	$35,381	$(1,126,604)	$(1,091,223)
Large/Mid-Cap Growth Fund	$60,527,920	$7,849,967	$(2,089,841)	$5,760,126
Large/Mid-Cap Value Fund	$71,914,259	$10,857,460	$(1,136,285)	$9,721,175
Patriot Fund	$2,085,750	$231,351	$(102,623)	$128,728
Money Market Fund	$5,972,374	$—	$—	$—
Small-Cap Value Fund	$72,365,816	$4,887,492	$(1,932,850)	$2,954,642
Strategic Growth Fund	$54,123,767	$7,152,970	$—	$7,152,970

The differences between book basis and tax basis appreciation (depreciation) are attributable to the deferral of losses on wash sales.

Timothy Plan Notes to Financial Statements [100]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 6 – Distributions to Shareholders

The tax character of distributions paid during 2006, 2005 and 2004 were as follows:

	Aggressive Growth Fund	Conservative Growth Fund	Fixed Income Fund	Large/Mid-Cap Growth Fund
2006
Ordinary Income	$—	$—	$774,100	$—
Long-term Capital Gains	—	—	—	—

	$—	$—	$774,100	$—

2005
Ordinary Income	$—	$—	$1,015,126	$—
Long-term Capital Gains	503,912	—	100,710	—

	$503,912	$—	$1,115,836	$—

2004
Ordinary Income	$—	$—	$801,762	$—
Long-term Capital Gains	—	706,870	—	—
Return of Capital	—	72,996	—	—

	$—	$779,866	$801,762	$—

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$—	$—	$—	$—
Undistributed Long-term Capital Gains	192,595	2,207,023	51,549	—
Capital Loss Carryforward	—	—	—	(8,323,168)
Unrealized Appreciation/(Depreciation)	3,676,725	3,551,401	(262,556)	7,545,651

	$3,869,320	$5,758,424	$(211,007)	$(777,517)

Timothy Plan Notes to Financial Statements [101]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The tax character of distributions paid during 2006, 2005 and 2004 were as follows:

	Large/Mid-Cap Value Fund	Money Market Fund	Patriot Fund	Small-Cap Value Fund	Strategic Growth Fund
2006
Ordinary Income	$—	$105,370	$—	$—	$—
Long-term Capital Gains	—	—	—	—	—

	$—	$105,370	$—	$—	$—

2005
Ordinary Income	$402,867	$116,522	$—	$15,371	$—
Long-term Capital Gains	9,099,178	—	—	712,589	1,597

	$9,502,045	$116,522	$—	$727,960	$1,597

2004
Ordinary Income	$—	$34,361	$—	$1,104,804	$—
Long-term Capital Gains	—	—	—	5,291,799	559,576

	$—	$34,361	$—	$6,396,603	$559,576

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$564,986	$750	$—	$—	$—
Undistributed Long-term Capital Gains	—	—	—	310,385	1,998,888
Capital Loss Carryforward	—	(363)	(44,084)	—	—
Unrealized Appreciation	8,223,464	(168)	171,462	11,367,385	5,332,827

	$8,788,450	$219	$127,378	$11,677,770	$7,331,715

Note 7 – Capital Loss Carryforwards

At December 31, 2005, the following capital loss carryforwards are available to offset future capital gains.

	loss carryforward	year expiring
Money Market Fund	$201	2012
	$162	2013
Large/Mid-Cap Growth Fund	$3,927,221	2009
	$3,703,863	2010
	$692,084	2011
Patriot Fund	$1,858	2012
	$42,226	2013

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Timothy Plan Notes to Financial Statements [102]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

In 2005 the following capital loss carryfowards were used to offset net capital gains:

loss carryforward
Aggressive Growth Fund	$898,695
Fixed Income Fund	$46,589
Large/Mid-Cap Value Fund	$2,632,664

Note 8 – Post October Losses

Under current tax laws, net capital losses incurred after October 31, within a Fund’s fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2005, the Funds deferred post-October capital losses of:

Post-October Capital Losses
Large/Mid-Cap Growth Fund	$435,350
Patriot Fund	$10,243
Small-Cap Value Fund	$15,342
Money Market Fund	$168

Note 9 – Acquisition of Noah Fund

On June 13, 2005, The Timothy Plan Large/Mid-Cap Growth Fund (the “Timothy Fund”) acquired substantially all of the assets and liabilities of the NOAH Fund Equity Portfolio (the “Noah Fund”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by the Noah Fund shareholders on May 18, 2005. The acquisition was accomplished by a tax-free exchange of 586,844 shares of the Noah Fund (valued at $14.02 per share) outstanding on June 10, 2005 for 1,269,274 shares of the Timothy Fund (valued at $6.46). One share of the Timothy Fund was exchanged for .4623 shares of the Noah Fund. The Noah Fund’s net assets on the date of the reorganization of $8,201,589, including $187,426 of unrealized appreciation and $5,771,839 of capital loss carry forwards, were combined with those of the Timothy Plan Large/Mid-Cap Growth Fund. The aggregate net assets of the Timothy Plan Large/Mid-Cap Growth Fund and the Noah Fund immediately before the acquisition were $43,127,486 and $8,201,589, respectively. The combined assets immediately after the acquisition amounted to $51,329,075 for 7,966,344 shares outstanding. After the Reorganization was completed, the Timothy Fund held all of the portfolio holdings previously held by the NOAH Fund, including many holdings that appear on the Timothy Fund screen list. Under applicable Internal Revenue Service (“IRS”) rules and regulations, the Timothy Fund is required to hold a certain percentage of Noah Fund portfolio holdings for a prescribed period of time. Because of this holding requirement, the Timothy Fund was able to immediately liquidate all but two violating companies, Cisco and Dell, which appear on the Timothy Fund screen list. The Timothy Fund will liquidate these two companies immediately upon the expiration of the IRS holding period.

Timothy Plan Notes to Financial Statements [103]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 10 – Change in Independent Registered Public Accountant

On December 13, 2005, Tait, Weller, & Baker ceased being the Funds’ independent auditor as a result of the Board’s decision to change its accounting firm.

The reports of Tait, Weller, & Baker on the financial statements of the Funds’ for the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years, there have been no disagreements with Tait, Weller, & Baker on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Tait, Weller, & Baker would have caused them to make reference thereto in their report on the financial statements for such years.

The Funds, with the approval of its Board of Trustees and its Audit Committee, engaged Cohen McCurdy, Ltd. (“Cohen”) as its new independent auditor as of December 13, 2005. Neither the Funds nor anyone on its behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

Timothy Plan Notes to Financial Statements [104]

DISCLOSURES

June 30, 2006 (unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (‘portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trust’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Disclosures[105]

OFFICERS AND TRUSTEES OF THE TRUST

As of June 30, 2006 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Arthur D. Ally* 1304 W Fairbanks Avenue Winter Park, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL 32750 Born: 1956	Trustee	Indefinite; Trustee since 2000	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Officers and Trustees [106]

OFFICERS AND TRUSTEES OF THE TRUST

As of June 30, 2006 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL 32701 Born: 1947	Trustee	Indefinite; Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Principal of Richard W. Copeland, Attoney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Bill Johnson 903 S. Stewart Street Fremont, MI 48412 Born: 1946	Trustee	Indefinite; Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Kathryn Tindal Martinez 4398 New Broad Street Orlando, FL 32814 Born: 1949	Trustee	Indefinite; Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens’ Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Officers and Trustees [107]

OFFICERS AND TRUSTEES OF THE TRUST

As of June 30, 2006 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

John C. Mulder 2925 Professional Place Colorado Springs, CO 80904 Born: 1950	Trustee	Indefinite; Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Wesley W. Pennington 442 Raymond Avenue Longwood, FL Born: 1930	Trustee	Indefinite; Trustee since 1994	12
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Officers and Trustees [108]

OFFICERS AND TRUSTEES OF THE TRUST

As of June 30, 2006 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Scott Preissler, Ph.D. P O Box 50434 Indianapolis, IN 46250 Born: 1960	Trustee	Indefinite; New as of 1/1/04	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Alan M. Ross 11210 West Road Roswell, Ga 30075 Born: 1951	Trustee	Indefinite; New as of 1/1/04	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO 64024 Born: 1951	Trustee	Indefinite; Trustee from 2005, new as of 2/25/2005	12

	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastored three churches in St. Louis, MO area (1986-1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)		None

The accompanying notes are an integral part of these financial statements.

Timothy Plan Officers and Trustees [109]

BOARD OF TRUSTEES

Arthur D. Ally

Joseph E. Boatwright

Rick Copeland

Bill Johnson

Kathryn T. Martinez

John C. Mulder

Charles E. Nelson

Wesley W. Pennington

Scott Preissler

Alan Ross

Mathew D. Staver

David Tolliver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR

Timothy Partners, LTD.

1055 Maitland Center Commons, 100

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, LTD.

1055 Maitland Center Commons, 100

Maitland, FL 32751

TRANSFER AGENT

Citco Mutual Fund Services, Inc.

83 General Warren Boulevard, Suite 200

Malvern, PA 19355

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services (previously known as Cohen McCurdy, Ltd.)

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145-1524

LEGAL COUNSEL

David Jones & Assoc., P.C.

395 Sawdust Road, Suite 2148

The Woodlands, TX 77380

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

The Timothy Plan

1055 Maitland Center Commons, 100

Maitland, FL 32751

www.timothyplan.com

E-mail invest@timothyplan.com

Tel (800) 846-7526

ITEM 2.	CODE OF ETHICS.

(a) The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c) During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d) The registrant’s code of ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that Charles Nelson, a member of the registrant’s Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Nelson is “independent” as that term is defined in paragraph (a)(2) of this item’s instructions.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The aggregate audit fees billed to The Timothy Plan. for the last two fiscal years by the principal accountant were $83,500. and $79,500, respectively.

Audit-Related Fees. There were no audit related fees, other than those noted under “Audit Fees” Disclosure, billed to The Timothy Plan for the last two fiscal years by the principal accountant.

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $22,000. and $24,000., respectively.

All Other Fees. There were no aggregate fees billed in the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in the Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY

Not Applicable

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a	)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b	)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, PRESIDENT

Date 8/23/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, PRESIDENT

Date 8/23/2006

By	/s/ ARTHUR D. ALLY
Arthur D. Ally, TREASURER

Date 8/23/2006

*	Print the name and title of each signing officer under his or her signature.